CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.8%
	AEROSPACE & DEFENSE - 0.4%
900	TAT Technologies Ltd.(a)	$36,567
26	TransDigm Group, Inc.	30,133
		66,700
	ASSET MANAGEMENT - 3.3%
595	LPL Financial Holdings, Inc.	178,994
1,470	Raymond James Financial, Inc.	212,841
1,820	Robinhood Markets, Inc., Class A(a)	126,126
		517,961
	AUTOMOTIVE - 0.2%
700	XPEL, Inc.(a)	30,982

	BIOTECH & PHARMA - 11.4%
100	Corcept Therapeutics, Inc.(a)	4,031
40,900	Teva Pharmaceutical Industries Ltd. - ADR(a)	1,231,908
5,355	TransMedics Group, Inc.(a)	532,341
		1,768,280
	E-COMMERCE DISCRETIONARY - 3.3%
295	MercadoLibre, Inc.(a)	510,061

	ELECTRIC UTILITIES - 6.4%
3,085	Talen Energy Corporation(a)	984,825

	ELECTRICAL EQUIPMENT - 0.4%
445	Badger Meter, Inc.	67,796

	ENGINEERING & CONSTRUCTION - 15.5%
720	Comfort Systems USA, Inc.	992,873
12,500	Fluor Corporation(a)	583,125
220	IES Holdings, Inc.(a)	104,823
590	Quanta Services, Inc.	323,922
935	Sterling Infrastructure, Inc.(a)	380,797
		2,385,540
	HEALTH CARE FACILITIES & SERVICES - 3.8%
140	Ensign Group, Inc. (The)	28,210

CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.8% (Continued)
1,190	Medpace Holdings, Inc.(a)	$571,426
		599,636
	INSTITUTIONAL FINANCIAL SERVICES - 3.3%
580	Intercontinental Exchange, Inc.	91,222
1,020	Nasdaq, Inc.	86,588
4,191	StoneX Group, Inc.(a)	338,004
		515,814
	INSURANCE - 10.6%
420	Brown & Brown, Inc.	27,388
10,150	International General Insurance Holdings Ltd.	245,884
2,040	Kinsale Capital Group, Inc.	696,987
5,650	Palomar Holdings, Inc.(a)	675,175
		1,645,434
	INTERNET MEDIA & SERVICES - 10.0%
215	Alphabet, Inc., Class A	61,825
94,000	Bumble, Inc., Class A(a)	306,440
420	Meta Platforms, Inc., Class A	240,295
8,450	Opera Ltd. - ADR	120,497
1,160	Spotify Technology S.A.(a)	562,495
3,445	Uber Technologies, Inc.(a)	247,799
		1,539,351
	MEDICAL EQUIPMENT & DEVICES - 0.7%
1,200	Dexcom, Inc.(a)	75,360
290	LeMaitre Vascular, Inc.	31,659
		107,019
	OIL & GAS PRODUCERS - 3.3%
1,975	Marathon Petroleum Corporation	482,255
50	Murphy USA, Inc.	24,699
		506,954
	RETAIL - DISCRETIONARY - 1.2%
5	AutoZone, Inc.(a)	16,889
1,875	O’Reilly Automotive, Inc.(a)	173,081
		189,970

CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	SEMICONDUCTORS - 0.3%
130	Broadcom, Inc.	$40,236

	SOFTWARE - 13.3%
700	AvePoint, Inc.(a)	6,657
1,350	Cellebrite DI Ltd.(a)	18,603
5,075	Fortinet, Inc.(a)	414,729
8,200	GigaCloud Technology, Inc., Class A(a)	372,116
120	Intuit, Inc.	51,886
80	Microsoft Corporation	29,614
1,331	Palo Alto Networks, Inc.(a)	213,386
280	Qualys, Inc.(a)	24,598
400	Rubrik, Inc., Class A(a)	19,588
200	Samsara, Inc., Class A(a)	6,338
4,080	ServiceNow, Inc.(a)	426,563
470	Synopsys, Inc.(a)	186,346
19,500	Zeta Global Holdings Corporation, Class A(a)	310,440
		2,080,864
	SPECIALTY FINANCE - 0.4%
325	Dave, Inc.(a)	56,579

	TECHNOLOGY HARDWARE - 3.5%
4,370	Arista Networks, Inc.(a)	536,549

	TECHNOLOGY SERVICES - 4.6%
631	Mastercard, Inc., Class A	315,284
60	MSCI, Inc.	32,341
3,290	Nayax Ltd.(a),(b)	184,372
6,500	Toast, Inc., Class A(a)	172,315
90	Visa, Inc., Class A	27,202
		731,514
	TELECOMMUNICATIONS - 0.4%
9,700	Allot Ltd.(a)	64,602

CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	WHOLESALE - DISCRETIONARY - 0.5%
3,360	Climb Global Solutions, Inc.	$66,595
135	Copart, Inc.(a)	4,482
		71,077

	TOTAL COMMON STOCKS (Cost $14,563,177)	15,017,744

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 2.6%
	U.S. TREASURY BILLS — 2.6%
413,000	United States Treasury Bill(e),(d)	—	01/21/27	401,165

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $401,764)			401,165

Shares
	SHORT-TERM INVESTMENTS — 1.5%
	COLLATERAL FOR SECURITIES LOANED - 0.9%
133,200	Mount Vernon Liquid Assets Portfolio, 3.74% (Cost $133,200)(f)	133,200

	MONEY MARKET FUND - 0.6%
94,421	First American Treasury Obligations Fund, Class X, 3.58% (Cost $94,421)(f)	94,421

	TOTAL SHORT-TERM INVESTMENTS (Cost $227,621)	227,621

	TOTAL INVESTMENTS - 100.9% (Cost $15,192,562)	$15,646,530
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%	(142,624)
	NET ASSETS - 100.0%	$15,503,906

ADR	- American Depositary Receipt

LTD	- Limited Company

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan. The total fair value of the securities on loan as of March 31, 2026 was $134,400.

(c)	Security was purchased with cash received as collateral for securities on loan at March 31, 2026. Total collateral had a value of $133,200 at March 31, 2026.

(d)	All or a portion of this investment is a holding of the CIBF Fund Ltd.

(e)	Zero coupon bond.

(f)	Rate disclosed is the seven day effective yield as of March 31, 2026.

CATALYST INSIDER BUYING FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2026

TOTAL RETURN SWAP - (1.4)% +

Shares	Reference Entity	Payment Frequency	Pay Fixed Rate	Upfront Payments	Counterparty	Maturity	Notional Amount	Unrealized Depreciation
1,100	CIBC Macro Hedge Index	Monthly	0.5000%	—	CIBC	8/31/2026	(2,154,936)	$(219,722)
								$(219,722)

The CIBC Macro Hedge Index (“CIBQMCRO”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the commodity markets. The CIBQMCRO is comprised of five rules-based index components created by CIBC. *

+	This instrument is held by CIBF Fund Ltd.

*	Additional information can be found on https://indices.cibccm.com/CIBQMCRO/

CATALYST SYSTEMATIC HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 53.9%
	ASSET MANAGEMENT — 4.8%
1,650,000	Ares Capital Corporation	2.1500	07/15/26	$1,636,120

	HEALTH CARE FACILITIES & SERVICES — 4.7%
1,625,000	HCA, Inc.	5.3750	09/01/26	1,626,294

	INTERNET MEDIA & SERVICES — 4.7%
1,625,000	Uber Technologies, Inc.(a)	4.5000	08/15/29	1,612,524

	LEISURE PRODUCTS — 5.8%
2,000,000	Mattel, Inc.(a)	5.8750	12/15/27	1,999,986

	OIL & GAS PRODUCERS — 4.7%
1,600,000	Energy Transfer, L.P. Midstream Finance Corporation(a)	6.0000	02/01/29	1,611,882

	RETAIL - DISCRETIONARY — 14.4%
1,850,000	Best Buy Company, Inc.	1.9500	10/01/30	1,648,807
1,680,000	Dick’s Sporting Goods, Inc.(a)	4.0000	10/01/29	1,635,823
1,850,000	Lowe’s Companies, Inc.	1.7000	10/15/30	1,630,486
				4,915,116
	SEMICONDUCTORS — 9.6%
1,775,000	Intel Corporation	2.4500	11/15/29	1,649,293
1,625,000	Skyworks Solutions, Inc.	1.8000	06/01/26	1,617,192
				3,266,485
	TECHNOLOGY SERVICES — 5.2%
1,825,000	Gartner, Inc.(a)	4.5000	07/01/28	1,794,627

	TOTAL CORPORATE BONDS (Cost $18,564,680)			18,463,034

		Discount Rate (%)
	U.S. GOVERNMENT & AGENCIES — 36.2%
	U.S. TREASURY BILLS — 36.2%
12,500,000	United States Treasury Bill(b),(c)	3.5800	06/11/26	12,411,349
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $12,404,594)			12,411,349

CATALYST SYSTEMATIC HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value

	SHORT-TERM INVESTMENTS — 9.2%
	MONEY MARKET FUNDS - 9.2%
3,158,565	First American Treasury Obligations Fund, Class X, 3.58% (Cost $3,158,565)(d)	$3,158,565

	TOTAL INVESTMENTS - 99.3% (Cost $34,127,839)	$34,032,948
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	235,556
	NET ASSETS - 100.0%	$34,268,504

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026 the total market value of 144A securities is 8,654,842 or 25.3% of net assets.

(b)	Zero coupon bond.

(c)	This security is segregated as Collateral for a Swap Contract.

(d)	Rate disclosed is the seven day effective yield as of March 31, 2026.

CATALYST SYSTEMATIC HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

TOTAL RETURN SWAPS - (1.1)%

The Bespoke Basket Series 1 Excess Return Strategy is a rules-based index containing options based strategies including relatively short-term options strategies (long and short), option spreads on the S&P 500, and covered call options on stock indexes or individual stocks. It is a fixed weight basket with quarterly rebalance of 6 systematic trading strategies.

Shares	Reference Entity	Payment Frequency	Notional Amount	Counterparty	Maturity	Pay Fixed Rate	Upfront Payments	Unrealized Appreciation/ (Depreciation)
670,400	Bespoke Basket Series 1 Excess Return Strategy	Monthly	(71,464,640)	Goldman Sachs	12/7/2026	0.0000%	—	$(382,128)
								$(382,128)

CATALYST SYSTEMATIC HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Bespoke Basket Series 1 Excess Return Strategy Total Return Swap Holdings

Open Futures Contracts
Contracts	Open Long Futures		Expiration Date	Notional Amount	Value and Unrealized Appreciation/ Depreciation
2,956	E-Mini S&P 500 Futures		6/19/2026	19,424,465	—

Equity Forwards
Contracts	Name	Counterparty	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ Depreciation
(982)	S&P 500 Index	Goldman Sachs	04/02/26	(6,229,752)	(181,222)
(653)	S&P 500 Index	Goldman Sachs	04/10/26	(4,142,973)	(122,810)
(2,338)	S&P 500 Index	Goldman Sachs	04/17/26	(45,292,397)	(452,924)
(1,359)	S&P 500 Index	Goldman Sachs	04/17/26	(8,873,276)	(12,029)
(2,532)	S&P 500 Index	Goldman Sachs	05/15/26	(16,063,856)	(527,686)
(1,076)	S&P 500 Index	Goldman Sachs	05/15/26	(7,024,617)	(25,954)
(1,483)	S&P 500 Index	Goldman Sachs	06/18/26	(9,410,791)	(333,024)
(526)	S&P 500 Index	Goldman Sachs	07/17/26	(3,335,214)	(126,349)

Options Purchased

Contracts	Name	Counterparty	Call/Put	Expiration Date	Exercise Price	Notional Value	Fair Value
424	S&P 500 Futures, Maturing April 2026	Goldman Sachs	Call	04/02/26	6460	2,737,612	39,109
537	S&P 500 Futures, Maturing April 2026	Goldman Sachs	Call	04/17/26	6635	3,561,460	36,883
487	S&P 500 Futures, Maturing April 2026	Goldman Sachs	Call	04/17/26	6490	3,163,215	73,206
469	S&P 500 Futures, Maturing April 2026	Goldman Sachs	Call	04/17/26	6775	3,175,362	9,314
435	S&P 500 Futures, Maturing April 2026	Goldman Sachs	Call	04/17/26	6455	2,805,720	75,292
426	S&P 500 Futures, Maturing April 2026	Goldman Sachs	Call	04/17/26	6810	2,902,850	5,695
383	S&P 500 Futures, Maturing April 2026	Goldman Sachs	Call	04/17/26	6890	2,636,350	1,658
524	S&P 500 Futures, Maturing May 2026	Goldman Sachs	Call	05/15/26	6555	3,431,938	99,210
522	S&P 500 Futures, Maturing May 2026	Goldman Sachs	Call	05/15/26	6520	3,401,867	110,196
541	S&P 500 Futures, Maturing April 2026	Goldman Sachs	Put	04/02/26	6405	3,467,460	6,424
506	S&P 500 Futures, Maturing April 2026	Goldman Sachs	Put	04/17/26	6000	3,034,366	8,498
422	S&P 500 Futures, Maturing April 2026	Goldman Sachs	Put	04/17/26	4350	1,837,526	409
775	S&P 500 Futures, Maturing May 2026	Goldman Sachs	Put	05/15/26	3975	3,080,221	2,957
767	S&P 500 Futures, Maturing May 2026	Goldman Sachs	Put	05/15/26	5850	4,488,827	32,947
619	S&P 500 Futures, Maturing May 2026	Goldman Sachs	Put	05/15/26	5750	3,557,859	21,789
476	S&P 500 Futures, Maturing May 2026	Goldman Sachs	Put	05/15/26	4025	1,916,879	1,929
441	S&P 500 Futures, Maturing May 2026	Goldman Sachs	Put	05/15/26	3875	1,706,976	1,500
422	S&P 500 Futures, Maturing May 2026	Goldman Sachs	Put	05/15/26	5800	2,446,267	16,376
398	S&P 500 Futures, Maturing May 2026	Goldman Sachs	Put	05/15/26	4000	1,590,250	1,565
372	S&P 500 Futures, Maturing May 2026	Goldman Sachs	Put	05/15/26	4125	1,535,968	1,694
949	S&P 500 Futures, Maturing June 2026	Goldman Sachs	Put	06/18/26	5450	5,170,406	41,805
488	S&P 500 Futures, Maturing June 2026	Goldman Sachs	Put	06/18/26	3550	1,734,117	3,206
453	S&P 500 Futures, Maturing June 2026	Goldman Sachs	Put	06/18/26	3450	1,561,271	2,689
387	S&P 500 Futures, Maturing June 2026	Goldman Sachs	Put	06/18/26	3700	1,433,547	2,949
613	S&P 500 Futures, Maturing July 2026	Goldman Sachs	Put	07/17/26	3400	2,082,761	5,823
469	S&P 500 Futures, Maturing July 2026	Goldman Sachs	Put	07/17/26	3300	1,546,067	4,069

Options Written

Contracts	Name	Counterparty		Expiration Date	Exercise Price	Notional Value	Fair Value
(607)	S&P 500 Futures, Maturing April 2026	Goldman Sachs	Call	04/01/26	6760	(4,106,103)	(97)
(604)	S&P 500 Futures, Maturing April 2026	Goldman Sachs	Call	04/02/26	6710	(4,054,199)	(508)
(616)	S&P 500 Futures, Maturing April 2026	Goldman Sachs	Call	04/06/26	6620	(4,075,624)	(15,687)
(626)	S&P 500 Futures, Maturing April 2026	Goldman Sachs	Call	04/07/26	6605	(4,137,754)	(24,190)
(629)	S&P 500 Futures, Maturing April 2026	Goldman Sachs	Call	04/08/26	6615	(4,162,696)	(25,573)
(457)	S&P 500 Futures, Maturing April 2026	Goldman Sachs	Put	04/17/26	6260	(2,860,491)	(19,886)
(400)	S&P 500 Futures, Maturing April 2026	Goldman Sachs	Put	04/17/26	6310	(2,524,642)	(21,078)
(399)	S&P 500 Futures, Maturing April 2026	Goldman Sachs	Put	04/17/26	6350	(2,534,933)	(24,358)
(627)	S&P 500 Futures, Maturing May 2026	Goldman Sachs	Put	05/15/26	6200	(3,888,402)	(56,656)
(554)	S&P 500 Futures, Maturing May 2026	Goldman Sachs	Put	05/15/26	6210	(3,439,375)	(51,122)
(516)	S&P 500 Futures, Maturing May 2026	Goldman Sachs	Put	05/15/26	6100	(3,147,068)	(37,530)
(472)	S&P 500 Futures, Maturing May 2026	Goldman Sachs	Put	05/15/26	6150	(2,901,964)	(38,254)
(407)	S&P 500 Futures, Maturing May 2026	Goldman Sachs	Put	05/15/26	6080	(2,471,673)	(28,320)
(860)	S&P 500 Futures, Maturing June 2026	Goldman Sachs	Put	06/18/26	5800	(4,986,994)	(63,572)
(446)	S&P 500 Futures, Maturing June 2026	Goldman Sachs	Put	06/18/26	5810	(2,592,403)	(33,495)

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 8.2%
	SPECIALTY FINANCE — 7.8%
3,000,000	PennyMac Corporation	8.5000	06/01/29	$3,136,768
2,000,000	Redwood Trust, Inc.	7.7500	06/15/27	2,030,000
				5,166,768
	TECHNOLOGY SERVICES — 0.4%
250,000	Block, Inc.(a)	0.0000	05/01/26	249,375

	TOTAL CONVERTIBLE BONDS (Cost $5,389,058)			5,416,143

	CORPORATE BONDS — 86.4%
	AEROSPACE & DEFENSE — 4.4%
2,900,000	TransDigm, Inc.(b)	6.7500	08/15/28	2,938,956

	ASSET MANAGEMENT — 12.6%
2,800,000	Ares Capital Corporation	2.8750	06/15/28	2,644,295
2,700,000	Blue Owl Capital Corporation	2.8750	06/11/28	2,510,472
3,200,000	Main Street Capital Corporation	3.0000	07/14/26	3,176,623
				8,331,390
	AUTOMOTIVE — 4.7%
2,750,000	Ford Motor Company	9.6250	04/22/30	3,129,953

	ENGINEERING & CONSTRUCTION — 1.6%
550,000	MasTec, Inc.(b)	6.6250	08/15/29	552,272
500,000	VM Consolidated, Inc.(b)	5.5000	04/15/29	483,680
				1,035,952
	HEALTH CARE FACILITIES & SERVICES — 14.0%
3,000,000	Centene Corporation	4.6250	12/15/29	2,849,675
4,000,000	HCA, Inc.	5.2500	06/15/26	4,002,416
2,500,000	Tenet Healthcare Corporation	4.3750	01/15/30	2,423,030
				9,275,121
	INSURANCE — 5.8%
2,862,526	Ambac Assurance Corporation(b),(c)	5.1000	Perpetual	3,815,499

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 86.4% (Continued)
	INTERNET MEDIA & SERVICES — 7.8%
2,500,000	Go Daddy Operating Company, LLC / GD Finance Company(b)	3.5000	03/01/29	$2,328,072
2,800,000	VeriSign, Inc.	4.7500	07/15/27	2,800,469
				5,128,541
	LEISURE PRODUCTS — 3.8%
2,486,000	Mattel, Inc.(b)	5.8750	12/15/27	2,485,982

	METALS & MINING — 2.0%
1,299,000	Warrior Met Coal, Inc.(b)	7.8750	12/01/28	1,315,153

	OIL & GAS PRODUCERS — 10.4%
1,000,000	Energy Transfer, L.P. Midsteam Finance Corporation(b)	6.0000	02/01/29	1,007,426
2,000,000	Murphy Oil USA, Inc.	5.6250	05/01/27	2,002,134
1,000,000	Murphy Oil USA, Inc.	4.7500	09/15/29	986,948
3,000,000	Sunoco, L.P.(b)	4.5000	10/01/29	2,900,873
				6,897,381
	RETAIL - DISCRETIONARY — 4.4%
3,000,000	Dick’s Sporting Goods, Inc.(b)	4.0000	10/01/29	2,921,113

	SEMICONDUCTORS — 3.0%
2,000,000	Skyworks Solutions, Inc.	1.8000	06/01/26	1,990,390

	SPECIALTY FINANCE — 7.4%
5,000,000	Rithm Capital Corporation(b)	8.0000	04/01/29	4,913,299

	TECHNOLOGY SERVICES — 4.5%
3,000,000	Gartner, Inc.(b)	4.5000	07/01/28	2,950,071

	TOTAL CORPORATE BONDS (Cost $57,708,532)			57,128,801

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 4.2%
	MONEY MARKET FUNDS - 4.2%
2,746,334	First American Treasury Obligations Fund, Class X, 3.58% (Cost $2,746,334)(d)	$2,746,334

	TOTAL INVESTMENTS - 98.8% (Cost $65,843,924)	$65,291,278
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%	772,662
	NET ASSETS - 100.0%	$66,063,940

LLC	- Limited Liability Company

L.P.	- Limited Partnership

(a)	Zero coupon bond.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026 the total market value of 144A securities is 28,612,396 or 43.3% of net assets.

(c)	Security in default. Non income producing.

(d)	Rate disclosed is the seven day effective yield as of March 31, 2026.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	OPEN END FUNDS — 25.1%
	FIXED INCOME - 25.1%
223,542	Catalyst International Income Opportunities Fund(a)	$28,565,039

	TOTAL OPEN END FUNDS (Cost $25,302,226)	28,565,039

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 21.4%
	AEROSPACE & DEFENSE — 2.6%
3,000,000	Boeing Company (The)	3.1000	05/01/26	2,991,497

	AUTOMOTIVE — 2.6%
3,000,000	Ford Motor Company	4.3460	12/08/26	2,990,553

	FOOD — 4.8%
5,460,000	Kraft Heinz Foods Company	3.0000	06/01/26	5,447,036

	HEALTH CARE FACILITIES & SERVICES — 2.6%
3,000,000	HCA, Inc.	5.2500	06/15/26	3,001,812

	RETAIL - DISCRETIONARY — 1.3%
1,460,000	Ross Stores, Inc.	0.8750	04/15/26	1,457,888

	SEMICONDUCTORS — 2.6%
3,000,000	Skyworks Solutions, Inc.	1.8000	06/01/26	2,985,584

	TECHNOLOGY SERVICES — 4.9%
5,500,000	International Business Machines Corporation	3.3000	05/15/26	5,495,041

	TOTAL CORPORATE BONDS (Cost $24,371,301)			24,369,411

		Discount Rate (%)
	U.S. GOVERNMENT & AGENCIES — 47.4%
	U.S. TREASURY BILLS — 47.4%
3,550,000	United States Treasury Bill(b), (e)	3.4500	04/16/26	3,544,635

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Discount Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 47.4% (Continued)
	U.S. TREASURY BILLS — 47.4% (Continued)
9,383,000	United States Treasury Bill(b),(e)	3.6500	07/09/26	$9,290,085
9,300,000	United States Treasury Bill(b),(c),(e)	3.6500	08/06/26	9,182,614
3,000,000	United States Treasury Bill(b),(c),(e)	3.6600	09/03/26	2,953,768
9,600,000	United States Treasury Bill(b),(e)	3.6900	10/01/26	9,424,889
1,000,000	United States Treasury Bill(b),(c),(e)	3.6700	10/29/26	979,146
732,000	United States Treasury Bill(b),(c),(e)	3.6400	01/21/27	711,023
13,500,000	United States Treasury Bill(b),(e)	3.6700	02/18/27	13,073,943
5,000,000	United States Treasury Bill(b),(e)	3.6900	03/18/27	4,828,400
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $54,001,187)			53,988,503

Shares
	SHORT-TERM INVESTMENTS — 19.2%
	MONEY MARKET FUNDS – 19.2%
21,869,703	First American Treasury Obligations Fund, Class X, 3.58%(c),(d)	21,869,703
	TOTAL SHORT-TERM INVESTMENTS (Cost $21,869,703)	21,869,703

	TOTAL INVESTMENTS – 113.1% (Cost $125,544,417)	$128,792,656
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.1)%	(14,955,147)
	NET ASSETS - 100.0%	$113,837,509

(a)	Non-income producing security.

(b)	Zero coupon bond.

(c)	All or a portion of this investment is a holding of the CSACS Fund Limited.

(d)	Rate disclosed is the seven day effective yield as of March 31, 2026.

(e)	This security is segregated as Collateral for a Swap Contract.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

TOTAL RETURN SWAPS - (13.3) %

The BNP Paribas Catalyst Systematic Alpha Non-Commodities Index (“BCKTSAXE”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the equity, fixed income, and currency markets. The BCKTSAXE Index is comprised of four rules-based Index components created by BNP Paribas.*

The BNP Paribas Catalyst Systematic Alpha Commodities Index (“BCKTSACE”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the commodity markets. The BCKTSACE Index is comprised of two rules-based Index components created by BNP Paribas.*

The CIBC Multi Asset Systematic Alpha Index (“CIBQMASA”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the equity, fixed income, commodity and currency markets. The CIBQMASA Index is comprised of five rules-based Index components created by CIBC.**

Custom Asset Series Y1 Excess Return Strategy (“RCXTCAY1”) is a rules-based index containing strategies across a mix of non-commodity asset classes which look to invest in premias including carry, volatility, trend and relative value. The index has 13 components which comprise the broader index.

Custom Asset Series Y2 Excess Return Strategy (“RCXTCAY2”) is a rules-based index containing two commodities strategies (one based on carry and the other on curve RV).

The J..P. Morgan XRJPCT12 Index is a cross-assets rules-based index that considers short-term and long-term portfolio dynamics to optimize the weight to ensure diversification and avoid concentration risk. The fund’s advisor We adds a layer of Volatility Targeting to adjust the overall portfolio exposure dynamically to maintain a target volatility of 12%. The index is comprised of seven rules-based index components created by JPMorgan. ***

The HSBC Systematic Alpha Index (“HSIESA1I”) is a rules-based index containing strategies across a mix of asset classes which look to invest in premias including carry, trend, and smart beta. The index has 6 components which comprise the broader index. ****

Shares	Reference Entity	Payment Frequency	Notional Amount	Counterparty	Maturity	Pay Fixed Rate	Upfront Payments	Unrealized Appreciation/ (Depreciation)
16,700	BNP Paribas Catalyst Systematic Alpha Non-Commodities Index *	Maturity	(76,737,753)	BNP Paribas	2/10/2027	0.2000%	—	$(6,483,869)
16,700	BNP Paribas Catalyst Systematic Alpha Commodities Index +*	Monthly	(62,319,325)	BNP Paribas	2/10/2027	0.2000%	—	(7,685,140)
5,350	CIBC Multi Asset Systematic Alpha Index +**	Monthly	(14,184,455)	CIBC	4/30/2026	0.1000%	—	(735,603)
124,794	Custom Asset Series Y1 Excess Return Strategy	Monthly	(14,053,052)	Goldman Sachs	2/12/2027	1.0690%	—	248,340
20,419	Custom Asset Series Y2 Excess Return Strategy +	Monthly	(2,718,790)	Goldman Sachs	2/12/2027	0.7170%	—	(417,773)
8,197	J.P. Morgan XRJPCT12 Index +***	Quarterly	(20,694,103)	JP Morgan	12/3/2026	0.2800%	—	(488,488)
26,294	HSBC Systematic Alpha 1 Index****	Monthly	(14,999,938)	HSBC	11/13/2026	1.0000%	—	447,524
								$(15,115,009)

+	This instrument is held by CSACS Fund Ltd.

*	Additional information can be found on https://marketing-indx.bnpparibas.com/casaindex/index-performance/

**	Additional information can be found on https://indices.cibccm.com/CIBQMASA/

***	Additional information can be found on http://www.jpmorganindices.com/indices/XRJPCT12

****	Additional information can be found on https://www.solactive.com/index/DE000SL0PR63/

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Custom Asset Series Y1 Excess Return Strategy Total Return Swap Top 50 Holdings

The following table represents the individual positions and related values of underlying securities of the Custom Asset Series X1 Excess Return Strategy Total Return Swap.

Credit Default Swaps
Contracts	Name	Counterparty	Pay/Receive	Interest Rate	Maturity Date	Notional	Fair Value
5,276,852	CDX.NA.IG.45-V1.5Y	Goldman Sachs	Receive	0.0500	12/20/2030	(3,379,691)	264,124
2,796,732	iTraxx Europe XOver.44-V1.5Y	Goldman Sachs	Receive	0.0100	12/20/2030	(5,282,155)	121,134
10,418,797	iTraxx Europe.44-V1.5Y	Goldman Sachs	Receive	0.0100	12/20/2030	(7,042,470)	193,597

Equity Forwards
Contracts	Name	Counterparty				Notional	Value and Unrealized Appreciation (Depreciation)
(1,073)	S&P 500 Index	Goldman Sachs				(7,003,201)	—
(765)	S&P 500 Index	Goldman Sachs				(4,996,921)	—
(617)	S&P 500 Index	Goldman Sachs				(4,031,149)	—
(509)	S&P 500 Index	Goldman Sachs				(3,323,955)	—
(403)	S&P 500 Index	Goldman Sachs				(2,631,442)	—

Open Long Futures
Contracts	Name				Expiration Date	Notional	Value and Unrealized Appreciation (Depreciation)
51,504	Euro BTPs				6/8/2026	6,900,360	—
38,796	Euro OATs				6/8/2026	5,305,487	—
7,700,479	JGB				6/11/2026	6,307,433	—
37,233	Ten-Year Australian Government Bonds				6/15/2026	2,747,843	—
(29,446)	UK Long Gilts				6/26/2026	(3,408,942)	—
21,775	US 10-year Treasury Note				6/18/2026	2,418,029	—

Options Purchased
Contracts	Name	Counterparty	Call/Put	Expiration Date	Exercise Price	Notional	Fair Value
341	S&P 500 Index	Goldman Sachs	Put	5/15/2026	3,975	2,223,966	1,321
354	S&P 500 Index	Goldman Sachs	Put	6/18/2026	5,450	2,307,902	15,578

Options Written
Contracts	Name	Counterparty	Call/Put	Expiration Date	Exercise Price	Notional	Fair Value
(2,260,968)	CDX.NA.IG.45-V1.5Y	Goldman Sachs		4/15/2026	47.50	(2,260,968)	(29)
(4,520,692)	CDX.NA.IG.45-V1.5Y	Goldman Sachs		4/15/2026	50.00	(4,520,692)	(288)
(5,075,878)	CDX.NA.IG.45-V1.5Y	Goldman Sachs		4/15/2026	52.50	(5,075,878)	(1,109)
(2,462,237)	CDX.NA.IG.45-V1.5Y	Goldman Sachs		4/15/2026	55.00	(2,462,237)	(5,849)
(3,806,167)	CDX.NA.IG.45-V1.5Y	Goldman Sachs		4/15/2026	55.00	(3,806,167)	(2,041)
(3,898,584)	CDX.NA.IG.45-V1.5Y	Goldman Sachs		4/15/2026	57.50	(3,898,584)	(6,978)
(3,327,305)	CDX.NA.IG.45-V1.5Y	Goldman Sachs		4/15/2026	60.00	(3,327,305)	(4,506)
(4,569,596)	CDX.NA.IG.45-V1.5Y	Goldman Sachs		4/15/2026	62.50	(4,569,596)	(4,757)
(2,288,770)	CDX.NA.IG.45-V1.5Y	Goldman Sachs		4/15/2026	67.50	(2,288,770)	(1,478)
(2,468,334)	CDX.NA.IG.46-V1.5Y	Goldman Sachs		5/20/2026	62.50	(2,468,334)	(4,810)
(1,966,489)	iTraxx Europe.44-V1.5Y	Goldman Sachs		4/15/2026	57.50	(2,265,789)	(10,261)
(2,089,473)	iTraxx Europe.44-V1.5Y	Goldman Sachs		4/15/2026	55.00	(2,407,491)	(13,210)
(2,331,649)	iTraxx Europe.44-V1.5Y	Goldman Sachs		4/15/2026	65.00	(2,686,526)	(6,449)
(2,350,788)	iTraxx Europe.44-V1.5Y	Goldman Sachs		4/15/2026	50.00	(2,708,578)	(14)
(2,384,299)	iTraxx Europe.44-V1.5Y	Goldman Sachs		4/15/2026	60.00	(2,747,189)	(1,393)
(2,880,220)	iTraxx Europe.44-V1.5Y	Goldman Sachs		4/15/2026	57.50	(3,318,589)	(801)
(3,175,508)	iTraxx Europe.44-V1.5Y	Goldman Sachs		4/15/2026	52.50	(3,658,820)	(95)
(3,404,239)	iTraxx Europe.44-V1.5Y	Goldman Sachs		4/15/2026	62.50	(3,922,364)	(11,689)
(656)	S&P 500 Index	Goldman Sachs	Call	4/2/2026	6,595	(4,284,380)	(10,665)
(981)	S&P 500 Index	Goldman Sachs	Call	4/2/2026	6,705	(6,401,461)	(940)
(1,288)	S&P 500 Index	Goldman Sachs	Call	4/2/2026	6,790	(8,405,832)	(248)
(881)	S&P 500 Index	Goldman Sachs	Call	4/2/2026	6,860	(5,754,073)	(92)
(752)	S&P 500 Index	Goldman Sachs	Call	4/2/2026	6,870	(4,911,938)	(75)
(490)	S&P 500 Index	Goldman Sachs	Call	4/2/2026	6,875	(3,198,025)	(55)
(617)	S&P 500 Index	Goldman Sachs	Call	4/2/2026	6,900	(4,029,903)	(46)
(351)	S&P 500 Index	Goldman Sachs	Call	4/2/2026	6,940	(2,291,619)	(37)
(884)	S&P 500 Index	Goldman Sachs	Call	4/10/2026	6,730	(5,772,012)	(13,520)
(667)	S&P 500 Index	Goldman Sachs	Call	4/10/2026	6,810	(4,356,550)	(2,807)
(447)	S&P 500 Index	Goldman Sachs	Call	4/10/2026	6,870	(2,918,692)	(672)
(612)	S&P 500 Index	Goldman Sachs	Call	4/10/2026	6,940	(3,997,723)	(387)
(348)	S&P 500 Index	Goldman Sachs	Call	4/17/2026	6,805	(2,273,478)	(4,787)
(336)	S&P 500 Index	Goldman Sachs	Call	4/17/2026	6,990	(2,196,069)	(442)

Interest Rate Swaps

Contracts	Name	Counterparty	Pay/Receive	Interest Rate	Maturity Date	Notional	Fair Value
3,745,803	10yr Point On US Dollar	Goldman Sachs	Receive	0.0390	5/7/2036	3,745,803	(5,905)
3,745,141	10yr Point On US Dollar	Goldman Sachs	Receive	0.0390	5/7/2036	3,745,141	(5,904)

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Custom Asset Series Y2 Excess Return Strategy Total Return Swap Top 50 Holdings

Open Long Futures
Contracts	Name				Expiration Date	Notional	Value and Unrealized Appreciation (Depreciation)
10,769	Brent Crude Oil				06/2026	1,119,669	—
12,807	Brent Crude Oil				07/2026	1,231,632	—
51,384	Chicago Wheat				12/2026	336,311	—
112,264	Copper HG				07/2026	636,031	—
290,657	Corn				05/2026	1,330,484	—
85,673	Corn				07/2026	401,163	—
121,649	Corn				12/2026	589,083	—
493	Gasoil				07/2026	498,428	—
175	Gold				06/2026	817,137	—
105,894	Heating Oil				07/2026	365,717	—
176,276	Live Cattle				10/2026	415,790	—
194,882	Natural Gas				09/2026	638,240	—
114,462	RBOB Gasoline				07/2026	332,638	—
88,323	Soybean				05/2026	1,034,257	—
28,088	Soybean				07/2026	333,122	—
1,009	Soybean Meal				07/2026	317,097	—
9,190	WTI Crude Oil				07/2026	795,221	—

Open Short Futures
Contracts	Name				Expiration Date	Notional	Value and Unrealized Appreciation (Depreciation)
(134)	Aluminium				05/2026	(471,022)	—
(11,661)	Brent Crude Oil				07/2026	(1,121,400)	—
(54,855)	Chicago Wheat				05/2026	(338,045)	—
(107)	Copper				04/2026	(1,317,085)	—
(113,335)	Copper HG				05/2026	(636,263)	—
(129,189)	Corn				05/2026	(591,363)	—
(76,379)	Corn				09/2026	(359,172)	—
(404)	Gasoil				05/2026	(500,967)	—
(89,430)	Heating Oil				05/2026	(367,897)	—
(171,744)	Live Cattle				06/2026	(417,810)	—
(257,973)	Natural Gas				05/2026	(743,994)	—
(104,823)	RBOB Gasoline				05/2026	(335,844)	—
(52,400)	Soybean				05/2026	(613,600)	—
(1,003)	Soybean Meal				05/2026	(317,290)	—
(597,877)	Soybean Oil				05/2026	(411,818)	—
(2,056,961)	Sugar				05/2026	(319,240)	—
(9,934)	WTI Crude Oil				05/2026	(1,007,086)	—

Options Purchased
Contracts	Name	Counterparty	Call/Put	Expiration Date	Exercise Price	Notional	Fair Value
3,777	Brent Crude Oil	Goldman Sachs	Call	4/27/2026	98.00	392,712	51,256
3,249	Brent Crude Oil	Goldman Sachs	Call	4/27/2026	173.00	337,755	3,379
3,190	Brent Crude Oil	Goldman Sachs	Call	4/27/2026	150.00	331,701	6,923
8,959	Brent Crude Oil	Goldman Sachs	Put	4/27/2026	52.50	931,462	269
3,586	Brent Crude Oil	Goldman Sachs	Put	4/27/2026	52.00	372,792	108
3,267	Brent Crude Oil	Goldman Sachs	Put	4/27/2026	53.50	339,656	131
3,105	Brent Crude Oil	Goldman Sachs	Put	4/27/2026	54.50	322,792	155
3,039	Brent Crude Oil	Goldman Sachs	Put	4/27/2026	59.00	315,990	274

Options Written
Contracts	Name	Counterparty	Call/Put	Expiration Date	Exercise Price	Notional	Fair Value
(30,176)	Soybean	Goldman Sachs	Call	4/24/2026	11.90	(353,364)	(3,131)
(35,208)	Soybean	Goldman Sachs	Call	4/24/2026	12.30	(412,289)	(1,100)
(35,263)	Soybean	Goldman Sachs	Call	4/24/2026	12.00	(412,934)	(2,733)
(79,379)	Corn	Goldman Sachs	Call	4/24/2026	4.70	(363,358)	(3,771)
(79,518)	Corn	Goldman Sachs	Call	4/24/2026	4.65	(363,993)	(4,970)
(81,463)	Corn	Goldman Sachs	Call	4/24/2026	4.75	(372,898)	(3,055)
(84,412)	Corn	Goldman Sachs	Call	4/24/2026	4.80	(386,395)	(2,427)
(107,993)	Corn	Goldman Sachs	Call	4/24/2026	4.85	(494,338)	(2,430)

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 42.2%
	FIXED INCOME - 42.2%
131,526	iShares Core U.S. Aggregate Bond ETF	$13,056,586

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,945,120)	13,056,586

	SHORT-TERM INVESTMENTS — 30.2%
	MONEY MARKET FUNDS - 30.2%
9,371,732	First American Treasury Obligations Fund, Class X, 3.58%(a),(c)	9,371,732
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,371,732)	9,371,732

	TOTAL INVESTMENTS - 72.4% (Cost $22,316,852)	$22,428,318
	OTHER ASSETS IN EXCESS OF LIABILITIES- 27.6%	8,565,031
	NET ASSETS - 100.0%	$30,993,349

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
3	CBOT Corn Future(c)	07/15/2026	$70,238	$713
4	CBOT Corn Future(c)	12/15/2026	96,850	100
6	CBOT Soybean Future(c)	05/15/2026	351,300	(12,188)
3	CBOT Soybean Meal Future(c)	07/15/2026	94,290	(1,630)
18	CBOT Soybean Oil Future(c)	07/15/2026	743,904	28,266
3	CBOT Wheat Future(c)	05/15/2026	92,438	1,888
3	CBOT Wheat Future(c)	07/15/2026	93,975	1,625
1	CME Australian Dollar Currency Future	06/16/2026	68,825	(2,740)
1	CME E-mini Russell 2000 Index Futures	06/22/2026	125,610	767
58	CME E-Mini Standard & Poor’s 500 Index Future	06/22/2026	19,055,176	(334,224)
2	CME Feeder Cattle Future(c)	05/22/2026	366,475	22,937
1	CME Feeder Cattle Future(c)	08/28/2026	182,213	8,788
3	CME Lean Hogs Future(c)	07/16/2026	128,670	(5,590)
4	CME Live Cattle Future(c)	07/01/2026	389,240	17,330
4	CME Live Cattle Future(c)	09/01/2026	383,680	18,920
5	CME Live Cattle Future(c)	11/02/2026	471,750	14,990
3	COMEX Copper Future(c)	05/28/2026	421,050	(19,725)
2	COMEX Gold 100 Troy Ounces Future(c)	06/29/2026	935,720	12,280
1	COMEX Silver Future(c)	05/28/2026	374,595	(480)
2	Eurex EURO STOXX 50 Future	06/22/2026	127,023	(2,826)

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
7	Euronext Milling Wheat Future(c)	05/12/2026	$82,828	$(1,209)
6	Euronext Rapeseed Future(c)	08/03/2026	176,144	5,830
3	FTSE 100 Index Future	06/22/2026	404,969	(403)
1	FTSE/MIB Index Future	06/22/2026	251,826	(796)
4	ICE Brent Crude Oil Future(c)	05/01/2026	415,880	84,420
2	ICE Brent Crude Oil Future(c)	06/01/2026	192,340	35,620
2	ICE Gas Oil Future(c)	05/13/2026	247,850	63,400
1	ICE Gas Oil Future(c)	06/12/2026	110,200	22,675
1	ICE US mini MSCI EAFE Index Futures	06/22/2026	145,055	(1,460)
2	ICE US MSCI Emerging Markets EM Index Futures	06/22/2026	145,460	(4,100)
8	KCBT Hard Red Winter Wheat Future(c)	05/15/2026	254,199	7,050
1	KFE KOSPI 200 Index Future	06/12/2026	124,531	(13,876)
2	LME Copper Future(c)	06/16/2026	616,676	(26,907)
13	LME Primary Aluminum Future(c)	06/16/2026	1,131,695	53,818
4	LME Zinc Future(c)	06/16/2026	324,300	(10,853)
4	MDE Crude Palm Oil Future(c)	06/16/2026	119,239	6,862
4	MDE Kuala Lumpur Composite Index Future	05/01/2026	83,453	(1,261)
2	MIAX Futures Onyx Hard Red Spring Wheat Futures(c)	05/15/2026	65,850	1,287
1	Montreal Exchange S&P/TSX 60 Index Future	06/22/2026	274,231	2,246
3	NYMEX Light Sweet Crude Oil Future(c)	04/22/2026	304,140	42,690
1	NYMEX Light Sweet Crude Oil Future(c)	05/20/2026	93,160	15,560
2	NYMEX NY Harbor ULSD Futures(c)	05/01/2026	345,559	113,052
1	NYMEX NY Harbor ULSD Futures(c)	06/01/2026	157,118	34,171
2	NYMEX Platinum Future(c)	07/30/2026	197,020	(2,350)
5	NYMEX Reformulated Gasoline Blendstock for Oxygen Futures(c)	06/01/2026	641,676	(18,135)
6	OML Stockholm OMXS30 Index Future	04/20/2026	185,040	(4,944)
1	SAFEX FTSE/JSE Top 40 Index Future	06/22/2026	63,179	(1,218)
81	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines Future(c)	06/01/2026	854,388	(10,856)
21	SGX FTSE China A50 Futures Contract	04/30/2026	305,256	(737)
2	SGX FTSE Taiwan Index Futures	04/30/2026	206,640	(14,680)
3	SGX MSCI Singapore Index Future	04/30/2026	101,871	851
1	SGX Nikkei 225 Stock Index Future	06/12/2026	161,707	(8,204)
65	TEF SET50 Index Future	06/30/2026	383,816	4,130
1	TSE TOPIX (Tokyo Price Index) Future	06/12/2026	220,776	(8,062)
5	TTF Natural Gas Base Load Monthly Futures(c)	04/30/2026	218,234	(4,197)
28	TurkDEX ISE 30 Futures	05/01/2026	93,235	(8,244)
16	WCE Canola Future(c)	07/15/2026	171,226	1,909
1	White Sugar Future(c)	07/17/2026	22,600	(325)
	TOTAL LONG FUTURES CONTRACTS			$101,955

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
9	3 Month Euro Euribor Future	03/16/2027	$2,526,439	$12,049
10	3 Month Euro Euribor Future	03/14/2028	2,811,344	3,864
9	3 Month Euro Euribor Future	06/15/2027	2,526,959	6,705

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
10	3 Month Euro Euribor Future	06/20/2028	$2,811,055	$3,220
10	3 Month Euro Euribor Future	09/14/2027	2,809,466	6,243
10	3 Month Euro Euribor Future	09/19/2028	2,810,622	3,032
6	3 Month Euro Euribor Future	12/15/2026	1,684,813	5,574
11	3 Month Euro Euribor Future	12/14/2027	3,092,161	4,409
1	3-Month CORRA Futures	03/17/2027	174,746	(486)
2	3-Month CORRA Futures	12/15/2027	348,898	44
8	3-Month CORRA Futures	09/16/2026	1,403,283	443
2	3-Month CORRA Futures	06/16/2027	349,006	(493)
2	3-Month CORRA Futures	09/15/2027	348,844	445
2	Carbon Emissions Future(c)	12/15/2026	167,614	(9,902)
32	CBOT 10 Year US Treasury Note Future	06/22/2026	3,553,500	7,672
29	CBOT 2 Year US Treasury Note Future	07/01/2026	6,015,914	19,899
36	CBOT 5 Year US Treasury Note Future	07/01/2026	3,894,469	12,500
11	CBOT US Treasury Bond Futures	06/22/2026	1,252,625	(937)
1	CME Canadian Dollar Currency Future	06/17/2026	72,000	545
4	CME Japanese Yen Currency Future	06/16/2026	316,700	619
1	CME Lean Hogs Future(c)	06/15/2026	42,020	(250)
1	CME New Zealand Dollar Currency Future	06/16/2026	57,530	(195)
10	Cocoa Future(c)	07/17/2026	332,477	(6,123)
7	Cocoa Future(c)	09/16/2026	234,865	(7,667)
32	Eurex 10 Year Euro BUND Future	06/09/2026	4,637,633	35,687
56	Eurex 2 Year Euro SCHATZ Future	06/09/2026	6,844,660	37,663
22	Eurex 30 Year Euro BUXL Future	06/09/2026	2,803,652	35,729
31	Eurex 5 Year Euro BOBL Future	06/09/2026	4,135,841	28,516
4	Euro-BTP Italian Bond Futures	06/09/2026	537,587	3,919
27	EUX Short term Euro-BTP Futures	06/09/2026	3,303,225	12,940
7	French Government Bond Futures	06/09/2026	960,275	6,707
3	HKG Hang Seng China Enterprises Index Future	04/30/2026	159,872	1,551
9	IFSC NIFTY 50 Index Futures	04/29/2026	404,667	11,348
7	LME Lead Future(c)	06/16/2026	331,954	13,249
9	Long Gilt Future	06/29/2026	1,045,755	6,413
19	Montreal Exchange 10 Year Canadian Bond Future	06/22/2026	1,638,798	(4,686)
8	Montreal Exchange 2 Year Canadian Bond Future	06/22/2026	604,810	(1,329)
5	Montreal Exchange 5 Year Canadian Bond Future	06/22/2026	407,833	(1,814)
6	NYBOT CSC Cocoa Future(c)	09/16/2026	205,020	(6,180)
10	NYBOT CSC Cocoa Future(c)	07/17/2026	336,700	(3,970)
3	NYBOT CSC Number 11 World Sugar Future(c)	07/01/2026	52,685	873
2	NYBOT CSC Number 11 World Sugar Future(c)	10/01/2026	35,952	582
1	NYBOT CTN Number 2 Cotton Future(c)	05/07/2026	35,000	(2,945)
2	NYBOT CTN Number 2 Cotton Future(c)	07/10/2026	72,130	880
1	NYMEX Henry Hub Natural Gas Futures(c)	04/29/2026	28,840	200
2	NYMEX Henry Hub Natural Gas Futures(c)	05/28/2026	60,120	5,760
2	Robusta Coffee Future 10-Tonne(c)	07/28/2026	68,100	3,620
1	SAFEX White Maize Future(c)	07/27/2026	20,239	(347)
84	SFE 10 Year Australian Bond Future	06/16/2026	6,244,958	43,955
124	SFE 3 Year Australian Bond Future	06/16/2026	8,868,073	33,664
6	SFE 90 Day Australian Bank Accepted Bills Future	12/10/2027	4,092,575	3,232

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
13	SFE 90 Day Australian Bank Accepted Bills Future	12/11/2026	$8,864,220	$6,670
10	SFE 90 Day Australian Bank Accepted Bills Future	09/10/2027	6,820,293	5,681
11	SFE 90 Day Australian Bank Accepted Bills Future	03/12/2027	7,500,494	5,582
10	SFE 90 Day Australian Bank Accepted Bills Future	06/11/2027	6,819,462	4,908
13	SFE 90 Day Australian Bank Accepted Bills Future	06/12/2026	8,871,138	4,843
15	SFE 90 Day Australian Bank Accepted Bills Future	09/11/2026	10,229,690	7,624
1	SFE S&P ASX Share Price Index 200 Future	06/22/2026	146,839	1,598
5	Three Month SONIA Index Futures	12/20/2028	1,587,027	868
6	Three Month SONIA Index Futures	03/15/2028	1,903,142	2,498
1	Three Month SONIA Index Futures	03/17/2027	316,462	(446)
5	Three Month SONIA Index Futures	12/15/2027	1,584,711	826
2	Three Month SONIA Index Futures	06/16/2027	632,925	(461)
5	Three Month SONIA Index Futures	09/20/2028	1,586,862	1,819
4	Three Month SONIA Index Futures	09/15/2027	1,266,578	548
6	Three Month SONIA Index Futures	06/21/2028	1,903,738	2,243
8	Three Month SONIA Index Futures	12/15/2026	2,532,493	9,179
9	Three-Month SOFR Futures	06/16/2027	2,168,663	5,862
14	Three-Month SOFR Futures	06/21/2028	3,380,825	1,450
12	Three-Month SOFR Futures	09/15/2027	2,893,350	4,575
12	Three-Month SOFR Futures	09/20/2028	2,896,950	838
12	Three-Month SOFR Futures	12/20/2028	2,895,900	638
29	Three-Month SOFR Futures	12/16/2026	6,984,288	18,537
16	Three-Month SOFR Futures	12/15/2027	3,861,400	4,525
9	Three-Month SOFR Futures	03/17/2027	2,168,213	9,362
17	Three-Month SOFR Futures	03/15/2028	4,105,288	2,112
17	TSE Japanese 10 Year Bond Futures	06/16/2026	13,957,709	111,857
16	Ultra U.S. Treasury Bond Futures	06/22/2026	1,865,000	2,500
	TOTAL SHORT FUTURES CONTRACTS			$542,663
	TOTAL FUTURES CONTRACTS			$644,618

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
Brazilian Real	04/02/2026	Deutsche Bank	14,511,211	$2,801,635	$35,183
Israeli Shekel	04/21/2026	Deutsche Bank	2,768,893	881,385	(18,616)
Australian Dollar	04/22/2026	Deutsche Bank	2,500,000	1,724,406	(32,785)
British Pound	04/22/2026	Deutsche Bank	200,000	264,706	(2,848)

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

OPEN FORWARD FOREIGN CURRENCY CONTRACTS (Continued)

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy: (continued)
Canadian Dollar	04/22/2026	Deutsche Bank	407,446	$293,119	$(6,882)
Euro	04/22/2026	Deutsche Bank	700,000	809,969	(2,163)
Japanese Yen	04/22/2026	Deutsche Bank	47,581,287	300,451	451
Mexican Peso	04/22/2026	Deutsche Bank	28,603,940	1,593,061	(6,941)
New Zealand Dollar	04/22/2026	Deutsche Bank	100,000	57,508	(1,072)
Singapore Dollar	04/22/2026	Deutsche Bank	63,771	49,681	(319)
South African Rand	04/22/2026	Deutsche Bank	6,683,989	394,392	(5,609)
Swiss Franc	04/22/2026	Deutsche Bank	465,773	584,044	(15,957)
Chinese Yuan Offshore	04/22/2026	Deutsche Bank	19,634,767	2,855,709	5,707
Brazilian Real	05/05/2026	Deutsche Bank	7,973,099	1,528,522	28,513
Chilean Peso	06/17/2026	Deutsche Bank	454,699,999	490,126	(9,877)
Columbian Peso	06/17/2026	Deutsche Bank	2,491,666,997	665,872	15,868
Peruvian Sole	06/17/2026	Deutsche Bank	1,025,505	291,774	(8,227)
Philippine Peso	06/17/2026	Deutsche Bank	8,809,200	144,975	(5,026)
South Korean Won	06/17/2026	Deutsche Bank	299,083,087	199,189	(811)
Thailand Baht	06/17/2026	Deutsche Bank	7,905,033	242,960	(7,041)
				$16,173,484	$(38,452)
To Sell:
Brazilian Real	04/02/2026	Deutsche Bank	14,511,212	$2,801,633	$(51,639)
Israeli Shekel	04/21/2026	Deutsche Bank	1,254,262	399,250	750
Australian Dollar	04/22/2026	Deutsche Bank	1,400,000	965,664	8,338
British Pound	04/22/2026	Deutsche Bank	550,000	727,940	2,827
Canadian Dollar	04/22/2026	Deutsche Bank	2,271,454	1,634,105	15,895
Chinese Yuan Offshore	04/22/2026	Deutsche Bank	8,272,396	1,203,149	(3,149)
Euro	04/22/2026	Deutsche Bank	1,300,000	1,504,212	(2,664)
Japanese Yen	04/22/2026	Deutsche Bank	888,954,318	5,613,291	36,713
Mexican Peso	04/22/2026	Deutsche Bank	19,618,239	1,092,613	7,387
New Zealand Dollar	04/22/2026	Deutsche Bank	1,450,000	833,866	9,652
Singapore Dollar	04/22/2026	Deutsche Bank	703,823	548,320	1,680
South African Rand	04/22/2026	Deutsche Bank	4,241,620	250,278	(278)
Swiss Franc	04/22/2026	Deutsche Bank	944,982	1,184,928	15,072
Brazilian Real	05/05/2026	Deutsche Bank	263,038	50,427	(427)
Chilean Peso	06/17/2026	Deutsche Bank	366,849,810	395,432	4,568
Indian Rupee	06/17/2026	Deutsche Bank	111,036,097	1,170,107	29,894
Indonesia Rupiah	06/17/2026	Deutsche Bank	10,156,471,471	597,109	2,892
Peruvian Sole	06/17/2026	Deutsche Bank	692,962	197,159	2,841
Philippine Peso	06/17/2026	Deutsche Bank	29,751,243	489,621	10,379
South Korean Won	06/17/2026	Deutsche Bank	2,215,497,585	1,475,519	24,479
Taiwanese Dollar	06/17/2026	Deutsche Bank	20,650,171	641,449	8,552
Thailand Baht	06/17/2026	Deutsche Bank	11,265,020	346,226	3,774
				$24,122,298	$127,536

Total					$89,084

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

OPEN FORWARD FOREIGN CURRENCY CONTRACTS (Continued)
Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased Sell	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/ (Depreciation)
To Buy:	To Sell:
British Pound	Euro	4/22/2026	Deutsche Bank	2,207,863	2,550,000	2,922,152	(2,950,567)	$(28,415)
Czech Koruna	Euro	4/22/2026	Deutsche Bank	13,435,742	550,000	632,907	(636,402)	(3,495)
Euro	British Pound	4/22/2026	Deutsche Bank	1,000,000	868,604	1,157,088	(1,149,615)	7,473
Euro	Czech Koruna	4/22/2026	Deutsche Bank	50,000	1,227,508	57,854	(57,823)	31
Euro	Hungarian Forints	4/22/2026	Deutsche Bank	350,000	137,328,522	404,978	(412,414)	(7,436)
Euro	Japanese Yen	4/22/2026	Deutsche Bank	6,700,000	1,224,011,481	7,752,546	(7,729,022)	23,524
Euro	Norwegian Krone	4/22/2026	Deutsche Bank	1,350,000	15,199,151	1,562,059	(1,569,900)	(7,841)
Euro	Polish Zloty	4/22/2026	Deutsche Bank	500,000	2,139,753	578,545	(576,431)	2,114
Euro	Swedish Krona	4/22/2026	Deutsche Bank	2,500,000	27,074,930	2,892,710	(2,863,029)	29,681
Euro	Swiss Franc	4/22/2026	Deutsche Bank	3,200,000	2,920,740	3,702,660	(3,662,381)	40,279
Hungarian Forints	Euro	4/22/2026	Deutsche Bank	328,740,464	850,000	987,253	(983,530)	3,723
Japanese Yen	Euro	4/22/2026	Deutsche Bank	118,842,549	650,000	750,434	(752,115)	(1,681)
Norwegian Krone	Euro	4/22/2026	Deutsche Bank	50,321,619	4,500,000	5,197,662	(5,206,927)	(9,265)
Polish Zloty	Euro	4/22/2026	Deutsche Bank	2,997,982	700,000	807,632	(809,966)	(2,334)
Swedish Krona	Euro	4/22/2026	Deutsche Bank	40,050,948	3,750,000	4,235,177	(4,339,085)	(103,908)
Swiss Franc	Euro	4/22/2026	Deutsche Bank	3,697,737	4,100,000	4,636,672	(4,744,070)	(107,398)
				575,944,904	1,428,420,689	$38,278,329	$38,443,277	$(164,948)

Total								$(164,948)

(a)	Rate disclosed is the seven day effective yield as of March 31, 2026.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the CAEMAF Fund Limited.

CATALYST ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 100.0%
	OIL & GAS PRODUCERS - 100.0%
128,158	Cheniere Energy, Inc.	$36,366,114
99,205	DT Midstream, Inc.	13,359,937
311,096	Enbridge, Inc.	16,842,737
1,939,020	Energy Transfer, L.P.	37,423,086
467,740	Enterprise Products Partners, L.P.	17,699,282
143,531	Hess Midstream, L.P., Class A	5,579,050
524,961	Kinder Morgan, Inc.	17,601,942
366,076	Kinetik Holdings, Inc.	17,721,739
277,648	MPLX, L.P.	15,845,371
5,216,592	NextDecade Corporation(a)	39,959,095
191,972	ONEOK, Inc.	17,352,349
370,106	Pembina Pipeline Corporation	16,565,945
717,163	Plains GP Holdings, L.P., Class A	17,412,718
121,679	South Bow Corporation	4,054,344
151,793	Targa Resources Corporation	38,059,059
283,508	TC Energy Corporation	17,747,601
2,918,823	Venture Global, Inc.	46,000,651
401,812	Western Midstream Partners, L.P.	16,542,600
240,355	Williams Companies, Inc. (The)	17,493,037
		409,626,657

	TOTAL COMMON STOCKS (Cost $269,182,078)	409,626,657

	SHORT-TERM INVESTMENT — 1.3%
	MONEY MARKET FUND - 1.3%
5,497,470	First American Treasury Obligations Fund, Class X, 3.58% (Cost $5,497,470)(b)	5,497,470

	TOTAL INVESTMENTS - 101.3% (Cost $274,679,548)	$415,124,127
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%	(5,446,924)
	NET ASSETS - 100.0%	$409,677,203

LP	- Limited Partnership

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 16.3%
	AEROSPACE & DEFENSE - 0.5%
475	General Electric Company	$134,790
475	RTX Corporation	91,628
		226,418
	ASSET MANAGEMENT - 0.2%
951	Charles Schwab Corporation (The)	89,375

	AUTOMOTIVE - 0.2%
3,328	Ford Motor Company	38,405
475	General Motors Company	35,388
		73,793
	BANKING - 1.4%
3,803	Bank of America Corporation	185,397
951	Citigroup, Inc.	107,853
475	JPMorgan Chase & Company	139,726
475	PNC Financial Services Group, Inc. (The)	98,843
951	Truist Financial Corporation	43,717
1,426	US Bancorp	74,166
		649,702
	BEVERAGES - 1.0%
2,377	Coca-Cola Company (The)	180,771
1,426	Keurig Dr Pepper, Inc.	37,547
1,426	PepsiCo, Inc.	221,443
		439,761
	CHEMICALS - 0.3%
475	Ecolab, Inc.	126,359

	COMMERCIAL SUPPORT SERVICES - 0.5%
475	Republic Services, Inc.	104,035
475	Waste Management, Inc.	109,150
		213,185
	DATA CENTER REIT - 0.2%
475	Digital Realty Trust, Inc.	85,600

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 16.3% (Continued)
	DIVERSIFIED INDUSTRIALS - 0.6%
475	3M Company	$68,984
475	Emerson Electric Company	62,235
475	Honeywell International, Inc.	107,365
		238,584
	E-COMMERCE DISCRETIONARY - 0.1%
475	eBay, Inc.	43,235

	ELECTRIC UTILITIES - 1.8%
475	American Electric Power Company, Inc.	62,263
475	Consolidated Edison, Inc.	53,761
951	Dominion Energy, Inc.	58,791
951	Duke Energy Corporation	124,524
1,426	Exelon Corporation	69,903
1,426	NextEra Energy, Inc.	132,446
951	Public Service Enterprise Group, Inc.	76,983
951	Sempra	92,409
475	Vistra Corporation	71,407
951	Xcel Energy, Inc.	75,547
		818,034
	ELECTRICAL EQUIPMENT - 0.1%
475	Amphenol Corporation, Class A	60,016

	HEALTH CARE REIT - 0.2%
475	Welltower, Inc.	93,912

	HOUSEHOLD PRODUCTS - 0.1%
475	Colgate-Palmolive Company	40,484

	INDUSTRIAL REIT - 0.3%
951	Prologis, Inc.	125,703

	INDUSTRIAL SUPPORT SERVICES - 0.1%
1,426	Fastenal Company	66,166

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 16.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.3%
475	Bank of New York Mellon Corporation (The)	$56,349
951	Nasdaq, Inc.	80,731
		137,080
	INSURANCE - 0.9%
951	Aflac, Inc.	104,334
475	Hartford Insurance Group, Inc. (The)	64,234
475	Progressive Corporation (The)	94,164
475	Travelers Companies, Inc. (The)	138,548
		401,280
	INTERNET MEDIA & SERVICES - 0.3%
475	Alphabet, Inc., Class A	136,591

	LEISURE FACILITIES & SERVICES - 0.7%
475	Hilton Worldwide Holdings, Inc.	144,438
475	McDonald’s Corporation	147,624
475	Yum! Brands, Inc.	73,853
		365,915
	METALS & MINING - 0.2%
951	Freeport-McMoRan, Inc.	55,900
475	Newmont Corporation	51,419
		107,319
	OIL & GAS PRODUCERS - 1.3%
475	Chevron Corporation	98,277
475	ConocoPhillips	62,700
475	EOG Resources, Inc.	68,671
475	Exxon Mobil Corporation	80,589
1,902	Kinder Morgan, Inc.	63,774
951	MPLX, L.P.	54,274
1,426	Occidental Petroleum Corporation	92,689
475	ONEOK, Inc.	42,935
951	Williams Companies, Inc. (The)	69,214
		633,123
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
475	Baker Hughes Company	28,999

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 16.3% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.2% (Continued)
951	SLB Ltd.	$48,872
		77,871
	REAL ESTATE SERVICES - 0.1%
475	CBRE Group, Inc., Class A(a)	64,344

	RETAIL - CONSUMER STAPLES - 0.2%
951	Target Corporation	115,261

	RETAIL - DISCRETIONARY - 0.2%
475	TJX Companies, Inc. (The)	75,858

	RETAIL REIT - 0.2%
475	Simon Property Group, Inc.	88,602

	SEMICONDUCTORS - 0.9%
475	Advanced Micro Devices, Inc.(a)	96,629
475	Broadcom, Inc.	147,017
951	NVIDIA Corporation	165,855
		409,501
	SOFTWARE - 0.1%
475	Fortinet, Inc.(a)	38,817

	SPECIALTY FINANCE - 0.5%
475	American Express Company	143,678
475	Capital One Financial Corporation	86,654
		230,332
	TECHNOLOGY HARDWARE - 1.2%
951	Apple, Inc.	241,354
475	Arista Networks, Inc.(a)	58,321
2,377	Cisco Systems, Inc.	184,431
475	Dell Technologies, Inc., Class C	77,962
		562,068

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 16.3% (Continued)
	TECHNOLOGY SERVICES - 0.2%
475	International Business Machines Corporation	$115,135

	TELECOMMUNICATIONS - 0.8%
6,656	AT&T, Inc.	192,957
951	T-Mobile US, Inc.	199,739
		392,696
	TRANSPORTATION & LOGISTICS - 0.4%
475	Delta Air Lines, Inc.	31,578
475	Union Pacific Corporation	115,244
475	United Parcel Service, Inc., Class B	46,731
		193,553

	TOTAL COMMON STOCKS (Cost $7,555,664)	7,535,673

Principal Amount ($)		Discount Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 36.7%
	U.S. TREASURY BILLS — 36.7%
17,000,000	United States Treasury Bill(b)	3.5300	04/23/26	16,962,298

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $16,962,814)			16,962,298

Shares
	SHORT-TERM INVESTMENTS — 32.9%
	MONEY MARKET FUNDS - 32.9%
15,222,058	First American Treasury Obligations Fund, Class X, 3.58%(c)			15,222,058
	TOTAL SHORT-TERM INVESTMENTS (Cost $15,222,058)			15,222,058

	TOTAL INVESTMENTS - 85.9% (Cost $39,740,536)			$39,720,029
	OTHER ASSETS IN EXCESS OF LIABILITIES- 14.1%			6,545,228
	NET ASSETS - 100.0%			$46,265,257

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
2	CBOT Soybean Future(e)	05/15/2026	$117,100	$112
37	CME E-Mini Standard & Poor’s 500 Index Future	06/22/2026	12,155,888	(321,227)
77	CME Euro FX/Japanese Yen Cross Rate Currency Future	06/16/2026	11,092,404	9,698
1	COMEX Gold 100 Troy Ounces Future(e)	06/29/2026	467,860	23,140
1	LME Primary Aluminum Future(e)	06/16/2026	87,054	6,133
1	NYBOT CSC C Coffee Future(e)	07/22/2026	109,050	(6,488)
8	NYBOT CSC Number 11 World Sugar Future(e)	05/01/2026	139,059	10,327
6	NYBOT CTN Number 2 Cotton Future(e)	05/07/2026	210,000	2,670
	TOTAL LONG FUTURES CONTRACTS			$(275,635)

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
20	CBOT 10 Year US Treasury Note	06/22/2026	$2,220,938	$(4,345)
32	CBOT 2 Year US Treasury Note Future	07/01/2026	6,638,249	(14,997)
30	CBOT 5 Year US Treasury Note Future	07/01/2026	3,245,390	(12,578)
10	CBOT US Treasury Bond Futures	06/22/2026	1,138,750	500
41	CME Australian Dollar Currency Future	06/16/2026	2,821,825	77,229
76	CME British Pound Currency Future	06/16/2026	6,282,350	46,394
307	CME Canadian Dollar Currency Future	06/17/2026	22,104,001	407,618
6	CME E-Mini NASDAQ 100 Index Future	06/22/2026	2,869,800	131,706
82	CME Euro Foreign Exchange Currency Future	06/16/2026	11,875,138	(17,875)
220	CME Japanese Yen Currency Future	06/16/2026	17,418,500	16,725
9	COMEX Copper Future(e)	05/28/2026	1,263,150	(32,762)
9	Eurex 10 Year Euro BUND Future	06/09/2026	1,304,334	5,492
7	Eurex 2 Year Euro SCHATZ Future	06/09/2026	855,583	6,199
15	Eurex 5 Year Euro BOBL Future	06/09/2026	2,001,214	18,402
1	Eurex DAX Index Future	06/22/2026	659,876	34,580
14	Eurex EURO STOXX 50 Future	06/22/2026	889,159	38,811
4	HKG Hang Seng Index Future	04/30/2026	631,426	10,163
4	LME Copper Future(e)	06/16/2026	1,233,352	(62,063)
50	LME Lead Future(e)	06/16/2026	2,371,100	21,424
18	LME Zinc Future(e)	06/16/2026	1,459,350	(75,956)
4	Long Gilt Future	06/29/2026	464,780	(5,376)
28	NYMEX Henry Hub Natural Gas Futures(e)	04/29/2026	807,520	(2,400)
4	SGX Nikkei 225 Stock Index Future	06/12/2026	646,828	42,333
5	Three Month SONIA Index Futures	03/15/2028	1,585,952	1,981
11	Three-Month SOFR Futures	03/15/2028	2,656,362	1,600
1	TSE Japanese 10 Year Bond Futures	06/16/2026	821,042	5,434
	TOTAL SHORT FUTURES CONTRACTS			$638,239
	TOTAL FUTURES CONTRACTS			$362,604

(a)	Non-income producing security.

(b)	Zero coupon bond.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(e)	All or a portion of this investment is a holding of the CWAMSF Fund Limited.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 55.1%
	ADVERTISING & MARKETING - 0.4%
118	AppLovin Corporation, Class A(a)	$46,964

	AEROSPACE & DEFENSE - 0.1%
30	Axon Enterprise, Inc.(a),(b)	12,741

	AUTOMOTIVE - 2.1%
683	Tesla, Inc.(a)	253,905

	BEVERAGES - 1.1%
121	Coca-Cola Europacific Partners PLC	10,971
420	Keurig Dr Pepper, Inc.(b)	11,059
303	Monster Beverage Corporation(a)	21,955
527	PepsiCo, Inc.	81,838
		125,823
	BIOTECH & PHARMA - 1.9%
39	Alnylam Pharmaceuticals, Inc.(a)	12,904
204	Amgen, Inc.	71,777
421	Gilead Sciences, Inc.	58,675
77	Insmed, Inc.(a)	12,591
40	Regeneron Pharmaceuticals, Inc.	30,906
107	Vertex Pharmaceuticals, Inc.(a)	47,780
		234,633
	CABLE & SATELLITE - 0.4%
55	Charter Communications, Inc., Class A(a),(b)	11,873
1,218	Comcast Corporation, Class A	34,969
		46,842
	CHEMICALS - 0.8%
181	Linde PLC	89,733

	COMMERCIAL SUPPORT SERVICES - 0.2%
132	Cintas Corporation	22,326

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 55.1% (Continued)
	DIVERSIFIED INDUSTRIALS - 0.5%
262	Honeywell International, Inc.	$59,219

	E-COMMERCE DISCRETIONARY - 3.1%
1,455	Amazon.com, Inc.(a)	303,034
19	MercadoLibre, Inc.(a)	32,851
242	PDD Holdings, Inc. - ADR(a)	24,728
		360,613
	ELECTRIC UTILITIES - 0.8%
197	American Electric Power Company, Inc.	25,823
154	Constellation Energy Corporation	43,004
257	Exelon Corporation	12,598
156	Xcel Energy, Inc.(b)	12,393
		93,818
	ENGINEERING & CONSTRUCTION - 0.2%
350	Ferrovial S.E.	22,768

	ENTERTAINMENT CONTENT - 0.4%
63	Electronic Arts, Inc.	12,844
58	Take-Two Interactive Software, Inc.(a)	11,455
889	Warner Bros Discovery, Inc.(a)	24,412
		48,711
	FOOD - 0.3%
416	Mondelez International, Inc., Class A(b)	23,979
515	The Kraft Heinz Company(b)	11,582
		35,561
	INDUSTRIAL SUPPORT SERVICES - 0.2%
544	Fastenal Company	25,242

	INTERNET MEDIA & SERVICES - 7.6%
189	Airbnb, Inc., Class A(a)	23,867
784	Alphabet, Inc., Class A	225,446
743	Alphabet, Inc., Class C	213,137
12	Booking Holdings, Inc.	50,524
151	DoorDash, Inc., Class A(a),(b)	22,673

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 55.1% (Continued)
	INTERNET MEDIA & SERVICES - 7.6% (Continued)
387	Meta Platforms, Inc., Class A	$221,414
1,554	Netflix, Inc.(a)	149,417
		906,478
	LEISURE FACILITIES & SERVICES - 0.6%
110	Marriott International Inc, Class A	35,977
391	Starbucks Corporation	35,030
		71,007
	MEDICAL EQUIPMENT & DEVICES - 0.9%
175	Dexcom, Inc.(a)	10,990
151	GE HealthCare Technologies, Inc.	10,748
40	IDEXX Laboratories, Inc.(a)	22,476
132	Intuitive Surgical, Inc.(a)	60,850
		105,064
	OIL & GAS PRODUCERS - 0.1%
78	Diamondback Energy, Inc.(b)	15,428

	OIL & GAS SERVICES & EQUIPMENT - 0.2%
389	Baker Hughes Company	23,748

	RETAIL - CONSUMER STAPLES - 3.3%
164	Costco Wholesale Corporation	163,415
1,885	Walmart, Inc.	234,267
		397,682
	RETAIL - DISCRETIONARY - 0.4%
266	O’Reilly Automotive, Inc.(a)	24,554
127	Ross Stores, Inc.	27,512
		52,066
	SEMICONDUCTORS - 14.3%
630	Advanced Micro Devices, Inc.(a)	128,161
180	Analog Devices, Inc.	57,265
308	Applied Materials, Inc.	105,271
105	ARM Holdings PLC - ADR(a),(b)	15,884
32	ASML Holding N.V.	42,267
635	Broadcom, Inc.	196,539

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 55.1% (Continued)
	SEMICONDUCTORS - 14.3% (Continued)
1,666	Intel Corporation(a)	$73,521
49	KLA Corporation	72,148
491	Lam Research Corporation	104,907
319	Marvell Technology, Inc.	31,597
165	Microchip Technology, Inc.	10,661
422	Micron Technology, Inc.	142,568
15	Monolithic Power Systems, Inc.(b)	16,400
3,187	NVIDIA Corporation	555,813
107	NXP Semiconductors N.V.(b)	21,064
443	QUALCOMM, Inc.	57,050
361	Texas Instruments, Inc.	70,085
		1,701,201
	SOFTWARE - 7.2%
145	Adobe, Inc.(a)	35,247
102	Autodesk, Inc.(a)	24,419
90	Cadence Design Systems, Inc.(a)	25,008
94	Crowdstrike Holdings, Inc., Class A(a)	36,699
107	Datadog, Inc., Class A(a)	12,631
320	Fortinet, Inc.(a)	26,150
99	Intuit, Inc.	42,806
984	Microsoft Corporation	364,246
786	Palantir Technologies, Inc., Class A(a)	114,976
336	Palo Alto Networks, Inc.(a)	53,868
42	Roper Technologies, Inc.	14,862
423	Shopify, Inc., Class A(a)	50,176
96	Strategy, Inc., Class A(a),(b)	11,981
62	Synopsys, Inc.(a)	24,582
92	Workday, Inc., Class A(a)	11,953
79	Zscaler, Inc.(a)	11,083
		860,687
	TECHNOLOGY HARDWARE - 5.8%
2,008	Apple, Inc.	509,610
1,435	Cisco Systems, Inc.	111,342
99	Seagate Technology Holdings PLC	38,784

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 55.1% (Continued)
	TECHNOLOGY HARDWARE - 5.8% (Continued)
131	Western Digital Corporation	$35,434
		695,170
	TECHNOLOGY SERVICES - 0.9%
181	Automatic Data Processing, Inc.	36,776
197	Cognizant Technology Solutions Corporation, Class A	12,086
279	CoStar Group, Inc.(a),(b)	11,255
140	Paychex, Inc.(b)	12,897
276	PayPal Holdings, Inc.	12,483
127	Thomson Reuters Corporation	11,427
59	Verisk Analytics, Inc.(b)	11,195
		108,119
	TELECOMMUNICATIONS - 0.7%
419	T-Mobile US, Inc.	88,003

	TRANSPORTATION & LOGISTICS - 0.3%
586	CSX Corporation	24,056
68	Old Dominion Freight Line, Inc.	13,287
		37,343
	TRANSPORTATION EQUIPMENT - 0.2%
206	PACCAR, Inc.	23,793

	WHOLESALE - DISCRETIONARY - 0.1%
329	Copart, Inc.(a)	10,923

	TOTAL COMMON STOCKS (Cost $5,505,453)	6,575,611

	EXCHANGE-TRADED FUNDS — 27.2%
	EQUITY - 27.2%
5,608	Invesco QQQ Trust Series 1 ETF(b)	3,236,825

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,268,266)	3,236,825

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 38.5%
	COLLATERAL FOR SECURITIES LOANED - 28.4%
3,379,962	Mount Vernon Liquid Assets Portfolio, LLC, , 3.74% (Cost $3,379,962)(c),(f)					$3,379,962

	MONEY MARKET FUNDS - 10.1%
1,205,855	First American Treasury Obligations Fund, Class X, 3.58% (Cost $1,205,855)(c)					1,205,855

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,585,817)					4,585,817

Contracts(d)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 2.9%
	CALL OPTIONS PURCHASED - 0.7%
35	S&P Emini Future, Maturing April 2026	WED	04/17/2026	$6,750	$11,812,500	$66,938
14	S&P Emini Future, Maturing April 2026	WED	04/17/2026	6,800	4,760,000	16,450
	TOTAL CALL OPTIONS PURCHASED (Cost - $113,138)					83,388

	PUT OPTIONS PURCHASED - 2.2%
21	S&P Emini Future, Maturing April 2026	WED	04/17/2026	$6,800	$7,140,000	$264,862
	TOTAL PUT OPTIONS PURCHASED (Cost - $309,575)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $422,713)					348,250

	TOTAL INVESTMENTS - 123.7% (Cost $13,782,249)					$14,746,503
	LIABILITIES IN EXCESS OF OTHER ASSETS - (23.7)%					(2,826,352)
	NET ASSETS - 100.0%					$11,920,151

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(e)	Value and Unrealized Appreciation (Depreciation)
13	CBOE Volatility Index Future			04/16/2026	$325,291	$1,188
16	CBOE Volatility Index Future			05/20/2026	390,592	(1,185)
	TOTAL LONG FUTURES CONTRACTS					$3

Number of Contracts	Open Short Futures Contracts			Expiration	Notional Amount(e)	Value and Unrealized Depreciation
4	CME E-Mini Standard & Poor’s 500 Index Future			06/22/2026	$1,314,150	$(20,450)
	TOTAL SHORT FUTURES CONTRACTS

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

PLC	- Public Limited Company

WED	- Wedbush Securities

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $3,422,067 at March 31, 2026.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.

(d)	Each contract is equivalent to one futures contract.

(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(f)	Security was purchased with cash received as collateral for securities on loan at March 31, 2026. Total collateral had a value of $3,379,962 at March 31, 2026.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.2%
	APPAREL & TEXTILE PRODUCTS - 0.7%
1,000	LVMH Moet Hennessy Louis Vuitton S.E.(a)	$535,252
1,200	LVMH Moet Hennessy Louis Vuitton SE - ADR	131,088
		666,340
	BEVERAGES - 1.6%
125,000	Arca Continental COM NPV	1,439,921

	BIOTECH & PHARMA - 11.9%
6,489	Johnson & Johnson	1,586,171
15,718	Novartis A.G. - ADR	2,400,925
71,500	Sanofi - ADR	3,444,869
169,000	Takeda Pharmaceutical Company Ltd. - ADR	3,129,880
		10,561,845
	CHEMICALS - 2.5%
62,500	Mosaic Company (The)	1,593,750
8,765	Solstice Advanced Materials, Inc.	667,542
		2,261,292
	DIVERSIFIED INDUSTRIALS - 1.6%
6,400	Honeywell International, Inc.	1,446,592

	ELECTRICAL EQUIPMENT - 1.0%
2,602	Eaton Corporation PLC	930,657

	ENGINEERING & CONSTRUCTION - 2.4%
69,675	Tetra Tech, Inc.	2,098,611

	ENTERTAINMENT CONTENT - 1.7%
710,000	Vivendi S.A.(a)	1,456,600
25,500	Vivendi S.A. - ADR	55,845
		1,512,445
	FOOD - 5.7%
384,700	GrainCorp Ltd.(a)	1,759,760
33,500	Nestle S.A. - ADR	3,319,850
		5,079,610

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.2% (Continued)
	GAS & WATER UTILITIES - 5.0%
82,010	MDU Resources Group, Inc.	$1,699,247
30,000	National Fuel Gas Company	2,818,800
		4,518,047
	HOUSEHOLD PRODUCTS - 2.0%
32,304	Unilever plc - ADR	1,840,359

	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
2,775	CME Group, Inc.	819,596
75,000	Japan Exchange Group, Inc.(a)	853,664
		1,673,260
	INSURANCE - 2.1%
6,077	Aon PLC, Class A	1,961,534

	INTERNET MEDIA & SERVICES - 5.6%
8,124	Alphabet, Inc., Class C	2,330,450
3,590	Meta Platforms, Inc., Class A	2,053,946
9,150	Uber Technologies, Inc.(b)	658,160
		5,042,556
	LEISURE FACILITIES & SERVICES - 1.5%
164,640	Arcos Dorados Holdings, Inc., Class A	1,358,280

	MEDICAL EQUIPMENT & DEVICES - 2.6%
27,650	Medtronic PLC	2,395,873

	METALS & MINING - 3.8%
23,200	Freeport-McMoRan, Inc.	1,363,696
188,340	Grupo Mexico S.A.B. de C.V., Class B	2,014,657
		3,378,353
	OIL & GAS PRODUCERS - 4.5%
19,500	Chevron Corporation	4,034,550

	PUBLISHING & BROADCASTING - 0.5%
256,280	Louis Hachette Group(a)	461,938

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.2% (Continued)
	RETAIL - CONSUMER STAPLES - 6.5%
9,200	PriceSmart, Inc.	$1,384,600
217,400	Tesco PLC(a)	1,361,304
423,500	Wal-Mart de Mexico SAB de CV	1,380,948
14,800	Walmart, Inc.	1,839,344
		5,966,196
	RETAIL - DISCRETIONARY - 0.8%
2,104	Home Depot, Inc. (The)	691,985

	SEMICONDUCTORS - 5.8%
7,854	Applied Materials, Inc.	2,684,419
2,300	Micron Technology, Inc.	777,032
5,500	Tokyo Electron Ltd.(a)	1,290,159
4,000	Tokyo Electron Ltd. - ADR	488,880
		5,240,490
	SOFTWARE - 3.9%
6,304	Microsoft Corporation	2,333,552
8,800	Workday, Inc., Class A(b)	1,143,296
		3,476,848
	TECHNOLOGY HARDWARE - 2.6%
30,500	Cisco Systems, Inc.	2,366,495

	TECHNOLOGY SERVICES - 1.8%
8,688	Fidelity National Information Services, Inc.	407,554
3,900	Visa, Inc., Class A	1,178,736
		1,586,290
	TELECOMMUNICATIONS - 4.9%
106,195	Orange S.A. - ADR	2,173,812
44,000	Verizon Communications, Inc.	2,208,800
		4,382,612

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.2% (Continued)
	WHOLESALE - CONSUMER STAPLES - 3.3%
23,000	Bunge Global S.A.	$2,925,600

	TOTAL COMMON STOCKS (Cost $58,273,171)	79,298,579

	EXCHANGE-TRADED FUNDS — 6.6%
	COMMODITY - 5.0%
48,400	SPDR Gold MiniShares Trust(b)	4,486,196

	FIXED INCOME - 1.6%
15,500	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	1,420,420

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,267,114)	5,906,616

	PREFERRED STOCKS — 1.8%
	HOUSEHOLD PRODUCTS — 1.8%
20,600	Henkel A.G. & Company KGaA	1,578,571

	TOTAL PREFERRED STOCKS (Cost $1,686,122)	1,578,571

	SHORT-TERM INVESTMENT — 2.5%
	MONEY MARKET FUND - 2.5%
2,265,108	First American Treasury Obligations Fund, Class X, 3.58% (Cost $2,265,108)(c)	2,265,108

	TOTAL INVESTMENTS - 99.1% (Cost $65,491,515)	$89,048,874
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%	784,146
	NET ASSETS - 100.0%	$89,833,020

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

PLC	- Public Limited Company

S/A	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.

CATALYST TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.0%
	AEROSPACE & DEFENSE - 7.6%
2,948	Howmet Aerospace, Inc.	$679,396
2,900	RTX Corporation	559,410
		1,238,806
	ASSET MANAGEMENT - 1.7%
3,988	Robinhood Markets, Inc., Class A(a)	276,368

	COMMERCIAL SUPPORT SERVICES - 4.6%
3,285	Waste Management, Inc.	754,860

	DIVERSIFIED INDUSTRIALS - 3.4%
613	Parker-Hannifin Corporation	548,782

	ELECTRICAL EQUIPMENT - 8.4%
5,425	Vertiv Holdings Company, Class A	1,359,397

	HEALTH CARE FACILITIES & SERVICES - 8.8%
1,712	HCA Healthcare, Inc.	810,187
714	McKesson Corporation	617,867
		1,428,054
	INSTITUTIONAL FINANCIAL SERVICES - 4.5%
6,225	Bank of New York Mellon Corporation (The)	738,472

	INTERNET MEDIA & SERVICES - 8.8%
2,491	Alphabet, Inc., Class A	716,312
1,254	Meta Platforms, Inc., Class A	717,451
		1,433,763
	LEISURE FACILITIES & SERVICES - 8.0%
2,327	Marriott International Inc, Class A	761,092
5,173	Wynn Resorts Ltd.	525,318
		1,286,410
	RETAIL - CONSUMER STAPLES - 2.8%
3,850	Dollar General Corporation	457,111

CATALYST TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	RETAIL - DISCRETIONARY - 4.7%
228	AutoZone, Inc.(a)	$770,134

	SEMICONDUCTORS - 14.1%
1,570	Broadcom, Inc.	485,931
754	KLA Corporation	1,110,197
4,001	NVIDIA Corporation	697,774
		2,293,902
	SOFTWARE - 10.7%
2,172	Cadence Design Systems, Inc.(a)	603,534
1,910	Microsoft Corporation	707,025
3,000	Palantir Technologies, Inc., Class A(a)	438,840
		1,749,399
	TECHNOLOGY HARDWARE - 7.4%
3,045	Apple, Inc.	772,790
3,440	Arista Networks, Inc.(a)	422,363
		1,195,153
	WHOLESALE - CONSUMER STAPLES - 3.5%
6,526	Performance Food Group Company(a)	559,017

	TOTAL COMMON STOCKS (Cost $13,007,489)	16,089,628

	TOTAL INVESTMENTS - 99.0% (Cost $13,007,489)	$16,089,628
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%	166,830
	NET ASSETS - 100.0%	$16,256,458

LTD	- Limited Company

(a)	Non-income producing security.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 51.4%
	APPAREL & TEXTILE PRODUCTS - 0.4%
100	LVMH Moet Hennessy Louis Vuitton S.E.	$53,525

	BEVERAGES - 1.0%
13,020	Arca Continental S.A.B. de C.V.	149,982

	BIOTECH & PHARMA - 8.1%
655	Johnson & Johnson	160,108
1,524	Novartis A.G. - ADR	232,791
7,528	Sanofi S.A. - ADR - ADR	362,699
23,000	Takeda Pharmaceutical Company Ltd. - ADR	425,959
		1,181,557
	CHEMICALS - 1.1%
4,790	Mosaic Company	122,145
562	Solstice Advanced Materials, Inc.	42,802
		164,947
	DIVERSIFIED INDUSTRIALS - 0.5%
350	Honeywell International, Inc.	79,111

	ELECTRICAL EQUIPMENT - 0.7%
270	Eaton Corporation PLC	96,571

	ENGINEERING & CONSTRUCTION - 1.2%
5,985	Tetra Tech, Inc.	180,268

	ENTERTAINMENT CONTENT - 1.1%
49,480	Vivendi S.E.	101,511
30,000	Vivendi S.E. - ADR	65,700
		167,211
	FOOD - 2.5%
3,625	Nestle S.A. - ADR - ADR	359,238

	GAS & WATER UTILITIES - 3.5%
7,400	MDU Resources Group, Inc.	153,328

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 51.4% (Continued)
	GAS & WATER UTILITIES - 3.5% (Continued)
3,775	National Fuel Gas Company	$354,699
		508,027
	HOUSEHOLD PRODUCTS - 1.3%
3,263	Unilever PLC - ADR	185,893

	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
360	CME Group, Inc.	106,326

	INSURANCE - 1.1%
500	Aon PLC, Class A	161,390

	INTERNET MEDIA & SERVICES - 2.0%
600	Alphabet, Inc., Class C	172,115
153	Meta Platforms, Inc., Class A	87,536
350	Uber Technologies, Inc.(a)	25,176
		284,827
	LEISURE FACILITIES & SERVICES - 1.0%
17,450	Arcos Dorados Holdings, Inc., Class A	143,963

	MEDICAL EQUIPMENT & DEVICES - 1.7%
2,900	Medtronic PLC	251,285

	METALS & MINING - 1.7%
2,000	Freeport-McMoRan, Inc.	117,560
12,000	Grupo Mexico S.A.B. de C.V., Class B	128,363
		245,923
	OIL & GAS PRODUCERS - 2.1%
1,500	Chevron Corporation	310,350

	PUBLISHING & BROADCASTING - 0.5%
37,700	Louis Hachette Group	67,953

	RETAIL - CONSUMER STAPLES - 3.9%
900	PriceSmart, Inc.	135,450

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 51.4% (Continued)
	RETAIL - CONSUMER STAPLES - 3.9% (Continued)
25,000	Tesco PLC	$156,544
45,942	Wal-Mart de Mexico SAB de CV	149,808
1,000	Walmart, Inc.	124,280
		566,082
	RETAIL - DISCRETIONARY - 0.7%
323	Home Depot, Inc.	106,231

	SEMICONDUCTORS - 3.3%
600	Applied Materials, Inc.	205,074
220	Micron Technology, Inc.	74,325
650	Tokyo Electron Ltd.	152,473
400	Tokyo Electron Ltd. - ADR	48,888
		480,760
	SOFTWARE - 2.1%
511	Microsoft Corporation	189,157
850	Workday, Inc., Class A(a)	110,432
		299,589
	TECHNOLOGY HARDWARE - 1.6%
3,000	Cisco Systems, Inc.	232,770

	TECHNOLOGY SERVICES - 0.9%
1,000	Fidelity National Information Services, Inc.	46,910
300	Visa, Inc., Class A	90,672
		137,582
	TELECOMMUNICATIONS - 3.1%
10,725	Orange S.A. - ADR	219,541
4,500	Verizon Communications, Inc.	225,900
		445,441
	WHOLESALE - CONSUMER STAPLES - 3.6%
3,217	Bunge Global S.A.	409,202
24,000	GrainCorp Ltd.	109,785
		518,987

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares				Fair Value
	COMMON STOCKS — 51.4% (Continued)
	TOTAL COMMON STOCKS (Cost $5,433,960)			$7,485,789

	EXCHANGE-TRADED FUNDS — 5.0%
	COMMODITY - 5.0%
7,900	SPDR Gold MiniShares Trust(a)			732,251
	TOTAL EXCHANGE-TRADED FUNDS (Cost $292,261)

		Dividend Rate(b)
	PREFERRED STOCKS — 1.8%
	HOUSEHOLD PRODUCTS — 1.8%
3,500	Henkel A.G. & Company KGaA	2.07		268,204
	TOTAL PREFERRED STOCKS (Cost $323,349)

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 39.3%
	AEROSPACE & DEFENSE — 2.1%
300,000	Spirit AeroSystems, Inc.	3.8500	06/15/26	299,402

	AUTOMOTIVE — 3.5%
300,000	Ford Motor Credit Company, LLC	5.8500	05/17/27	302,263
200,000	Honda Motor Company Ltd.	2.5340	03/10/27	196,593
				498,856
	CHEMICALS — 2.9%
425,000	Methanex Corporation	5.1250	10/15/27	422,262

	ENTERTAINMENT CONTENT — 1.4%
212,000	Warner Media, LLC	3.8000	02/15/27	208,248

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 39.3% (Continued)
	GAS & WATER UTILITIES — 1.2%
175,000	AmeriGas Partners, L.P. / AmeriGas Finance Corporation	5.7500	05/20/27	$176,286

	HOME & OFFICE PRODUCTS — 1.3%
201,000	Steelcase, Inc.	5.1250	01/18/29	195,797

	INDUSTRIAL SUPPORT SERVICES — 1.5%
225,000	United Rentals North America, Inc.	4.8750	01/15/28	224,050

	INSTITUTIONAL FINANCIAL SERVICES — 3.0%
250,000	Nomura Holdings, Inc.	1.6530	07/14/26	248,200
200,000	Nomura Holdings, Inc.	2.3290	01/22/27	196,681
				444,881
	LEISURE FACILITIES & SERVICES — 1.8%
250,000	Carnival Corporation	6.6500	01/15/28	256,322

	LEISURE PRODUCTS — 1.6%
225,000	Brunswick Corporation	5.8500	03/18/29	230,284

	OIL & GAS PRODUCERS — 1.7%
250,000	Buckeye Partners, L.P.	4.1250	12/01/27	244,618

	OIL & GAS SERVICES & EQUIPMENT — 1.4%
200,000	Oceaneering International, Inc.	6.0000	02/01/28	201,044

	PUBLISHING & BROADCASTING — 3.3%
466,000	Belo Corporation	7.7500	06/01/27	480,864

	RETAIL - DISCRETIONARY — 2.7%
175,000	Advance Auto Parts, Inc.	1.7500	10/01/27	164,816
225,000	Nordstrom, Inc.	6.9500	03/15/28	227,038
				391,854
	SPECIALTY FINANCE — 5.6%
200,000	AerCap Ireland Capital DAC / AerCap Global Global Aviation Trust 2	2.4500	10/29/26	197,733
625,000	Aircastle Ltd.	4.2500	06/15/26	624,160

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 39.3% (Continued)
	SPECIALTY FINANCE — 5.6% (Continued)
				$821,893
	STEEL — 2.8%
400,000	ArcelorMittal S.A.	6.5500	11/29/27	412,351

	TECHNOLOGY HARDWARE — 1.5%
225,000	Nokia OYJ	4.3750	06/12/27	223,999

	TOTAL CORPORATE BONDS (Cost $5,741,867)			5,733,011

Shares
	SHORT-TERM INVESTMENTS — 3.3%
	MONEY MARKET FUNDS - 3.3%
478,951	First American Treasury Obligations Fund, Class X, 3.58% (Cost $478,951)(c)			478,951

	TOTAL INVESTMENTS - 100.8% (Cost $12,270,388)			$14,698,206
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%			(110,056)
	NET ASSETS - 100.0%			$14,588,150

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

DAC	- Designated Activity Company

KGaA	- Kommanditgesellschaft auf Aktien

LLC	- Limited Liability Company

L.P.	- Limited Partnership

Ltd.	- Limited Company

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

S.A.	- Société Anonyme

S.A.B de C.V. - Sociedad Anónima Bursátil de Capital Variable

S.E.	- Societas Europeae

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Euro. Pays annually.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 48.9%
	EQUITY - 48.9%
1,706,676	Dimensional Emerging Core Equity Market ETF	$57,788,049
1,549,030	Dimensional International Core Equity 2 ETF	55,037,036
3,324,162	Dimensional US Core Equity 2 ETF	129,176,935
1,172,200	Dimensional US High Profitability ETF	43,090,072
8,281,613	iShares Core S&P Mid-Cap ETF	559,257,326
2,458,196	iShares Core S&P Small-Cap ETF	305,578,345
847,045	iShares MSCI Australia ETF	23,513,969
651,868	iShares MSCI Brazil ETF	25,025,213
410,926	iShares MSCI Canada ETF	22,514,636
180,371	iShares MSCI France ETF	7,824,494
714,153	iShares MSCI Hong Kong ETF	16,489,793
3,120,382	iShares MSCI India ETF(a)	146,158,693
1,571,192	iShares MSCI Intl Quality Factor ETF	72,636,206
799,771	iShares MSCI Japan ETF	67,532,663
216,707	iShares MSCI Malaysia ETF	6,156,646
323,428	iShares MSCI Mexico ETF	24,331,488
498,619	iShares MSCI Singapore ETF	14,071,028
121,460	iShares MSCI South Africa ETF	8,234,988
213,236	iShares MSCI Spain ETF	11,580,847
541,025	iShares MSCI Switzerland ETF	31,817,680
975,210	iShares MSCI Taiwan ETF	69,161,893
74,927	iShares MSCI Thailand ETF	5,198,435
102,007	iShares MSCI Turkey ETF	3,942,571
1,439,415	iShares MSCI United Kingdom ETF	65,579,747
4,242,597	iShares MSCI USA Min Vol Factor ETF	393,458,446
249,681	iShares MSCI USA Quality Factor ETF	47,891,313
1,641,733	iShares Russell 1000 ETF	585,376,318
1,603,667	iShares Russell 2000 ETF	397,709,416
768,475	iShares Russell Mid-Cap ETF	74,718,824
524,119	State Street SPDR S&P 500 ETF Trust	340,855,550
7,021,770	Vanguard FTSE Emerging Markets ETF	379,526,669
110,978	Vanguard FTSE Europe ETF	9,147,917
445,130	Vanguard Large-Cap ETF	133,027,101
421,239	Vanguard Mid-Cap ETF	120,971,416

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 48.9% (Continued)
	EQUITY - 48.9% (Continued)
1,393,147	Vanguard Real Estate ETF			$123,572,139
255,244	Vanguard S&P 500 ETF			152,521,052
350,327	Vanguard Small-Cap ETF			91,757,648
587,752	WisdomTree India Earnings Fund(a)			23,980,282
				4,646,212,844

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,241,740,677)			4,646,212,844

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 41.0%
	U.S. TREASURY NOTES — 41.0%
1,565,203,000	United States Treasury Note(d),(e)	1.6250	05/15/26	1,561,092,933
1,811,130,000	United States Treasury Note(d),(e)	1.5000	08/15/26	1,795,843,719
531,653,000	United States Treasury Note(d),(e)	2.0000	11/15/26	525,936,571
				3,882,873,223
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,884,142,965)			3,882,873,223

Shares
	SHORT-TERM INVESTMENTS — 6.7%
	MONEY MARKET FUNDS - 6.7%
632,590,160	First American Treasury Obligations Fund, Class X, 3.58%(b),(d)			632,590,160
	TOTAL SHORT-TERM INVESTMENTS (Cost $632,590,160)			632,590,160

	TOTAL INVESTMENTS - 96.6% (Cost $7,758,473,802)			$9,161,676,227
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.4%			318,710,183
	NET ASSETS - 100.0%			$9,480,386,410

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
14	Carbon Emissions Future(d)	12/15/2026	$1,173,301	$(18,589)
237	CBOT Corn Future(d)	05/15/2026	5,424,338	(75,100)

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
540	CBOT Soybean Future(d)	05/15/2026	$31,617,000	$(491,063)
1,222	CBOT Soybean Meal Future(d)	05/15/2026	38,664,080	(753,860)
1,968	CBOT Soybean Oil Future(d)	05/15/2026	81,333,504	4,828,110
1,748	CME Australian Dollar Currency Future	06/16/2026	120,306,100	(161,025)
72	CME British Pound Currency Future	06/16/2026	5,951,700	175
522	CME E-Mini NASDAQ 100 Index Future	06/22/2026	249,672,599	7,677,149
151	CME E-mini Russell 2000 Index Futures	06/22/2026	18,967,110	667,815
958	CME E-Mini Standard & Poor’s 500 Index Future	06/22/2026	314,738,924	7,110,837
62	CME E-Mini Standard & Poor’s MidCap 400 Index Future	06/22/2026	21,058,300	368,310
969	CME Mexican Peso Currency Future	06/16/2026	26,821,920	252,460
229	COMEX Copper Future(d)	05/28/2026	32,140,150	647,837
77	COMEX Gold 100 Troy Ounces Future(d)	06/29/2026	36,025,220	1,972,290
25	COMEX Silver Future(d)	05/28/2026	9,364,875	649,425
474	E-mini Dow Jones Industrial Average Index Futures	06/22/2026	110,399,340	2,308,030
39	Eurex DAX Index Future	06/22/2026	25,735,177	842,205
3,458	Eurex EURO STOXX 50 Future	06/22/2026	219,622,168	5,212,730
2,504	Euronext CAC 40 Index Future	04/20/2026	226,465,558	2,959,870
1,585	FTSE 100 Index Future	06/22/2026	213,958,427	8,794,657
257	FTSE/MIB Index Future	06/22/2026	64,719,325	2,301,248
381	HKG Hang Seng China Enterprises Index Future	04/30/2026	20,303,693	17,490
204	HKG Hang Seng Index Future	04/30/2026	32,202,735	311,409
928	ICE Brent Crude Oil Future(d)	05/01/2026	96,484,160	(290,330)
249	ICE Brent Crude Oil Future(d)	06/01/2026	23,946,330	(917,510)
83	ICE Brent Crude Oil Future(d)	07/01/2026	7,484,110	(340,580)
73	ICE Brent Crude Oil Future(d)	08/03/2026	6,271,430	(332,460)
65	ICE Brent Crude Oil Future(d)	08/31/2026	5,391,750	(297,400)
47	ICE Brent Crude Oil Future(d)	10/01/2026	3,807,470	(198,040)
130	ICE Gas Oil Future(d)	05/13/2026	16,110,250	228,351
189	ICE Gas Oil Future(d)	06/12/2026	20,827,799	268,425
76	ICE Gas Oil Future(d)	07/13/2026	7,691,200	65,600
553	ICE US mini MSCI EAFE Index Futures	06/22/2026	80,215,415	2,378,790
530	ICE US MSCI Emerging Markets EM Index Futures	06/22/2026	38,546,900	1,101,700
724	IFSC NIFTY 50 Index Futures	04/29/2026	32,553,212	(65,502)
282	KFE KOSPI 200 Index Future	06/12/2026	35,117,881	(1,074,123)
63	LME Copper Future(d)	06/16/2026	19,425,293	263,645
232	LME Primary Aluminum Future(d)	06/16/2026	20,196,412	1,174,920
89	LME Zinc Future(d)	06/16/2026	7,215,675	238,458
144	MEFF Madrid IBEX 35 Index Future	04/20/2026	28,238,280	734,290
208	Montreal Exchange S&P/TSX 60 Index Future	06/22/2026	57,040,119	1,478,164
15	NYBOT CSC Cocoa Future(d)	05/14/2026	495,000	10,090
258	NYBOT CSC Number 11 World Sugar Future(d)	05/01/2026	4,484,659	(2,822)
418	NYMEX Henry Hub Natural Gas Futures(d)	04/29/2026	12,055,120	(155,470)
90	NYMEX Henry Hub Natural Gas Futures(d)	05/28/2026	2,705,400	(41,130)
75	NYMEX Henry Hub Natural Gas Futures(d)	07/30/2026	2,475,000	(62,540)
11	NYMEX Henry Hub Natural Gas Futures(d)	08/28/2026	360,250	(4,930)
334	NYMEX Light Sweet Crude Oil Future(d)	04/22/2026	33,860,920	(93,560)
282	NYMEX Light Sweet Crude Oil Future(d)	05/20/2026	26,271,120	615,920
68	NYMEX Light Sweet Crude Oil Future(d)	06/23/2026	5,884,040	(93,620)

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
35	NYMEX Light Sweet Crude Oil Future(d)	07/22/2026	$2,857,050	$(85,600)
37	NYMEX Light Sweet Crude Oil Future(d)	08/21/2026	2,885,260	(149,870)
22	NYMEX Light Sweet Crude Oil Future(d)	09/23/2026	1,655,940	(91,880)
87	NYMEX NY Harbor ULSD Futures(d)	06/01/2026	13,669,249	(170,919)
39	NYMEX NY Harbor ULSD Futures(d)	07/01/2026	5,656,997	(149,432)
23	NYMEX NY Harbor ULSD Futures(d)	08/03/2026	3,164,906	(99,788)
20	NYMEX Platinum Future(d)	07/30/2026	1,970,200	41,850
113	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(d)	05/01/2026	15,205,709	209,403
96	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(d)	06/01/2026	12,320,179	(113,350)
43	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(d)	07/01/2026	5,248,417	(85,499)
30	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(d)	08/03/2026	3,494,106	(93,265)
239	OSE Nikkei 225 Index Future	06/12/2026	77,039,940	7,590
275	SAFEX FTSE/JSE Top 40 Index Future	06/22/2026	17,374,291	852,292
521	SFE S&P ASX Share Price Index 200 Future	06/22/2026	76,502,936	284,119
23	SGX FTSE Taiwan Index Futures	04/30/2026	2,376,360	(1,620)
159	SGX Nikkei 225 Stock Index Future	06/12/2026	25,711,410	24,552
3,763	TEF SET50 Index Future	06/30/2026	22,219,993	325,368
257	TSE TOPIX (Tokyo Price Index) Future	06/12/2026	56,739,398	631,807
370	TTF Natural Gas Base Load Monthly Futures(d)	04/30/2026	16,149,315	(1,335,780)
	TOTAL LONG FUTURES CONTRACTS			$50,010,724

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
2,167	3 Month Euro Euribor Future	03/16/2027	$608,310,362	$777,014
1,060	3 Month Euro Euribor Future	03/14/2028	298,002,485	881,029
2,145	3 Month Euro Euribor Future	06/15/2027	602,258,582	2,706,159
644	3 Month Euro Euribor Future	06/20/2028	181,031,958	428,820
1,951	3 Month Euro Euribor Future	09/14/2027	548,126,820	2,189,688
1,667	3 Month Euro Euribor Future	12/15/2026	468,097,145	80,619
1,231	3 Month Euro Euribor Future	12/14/2027	346,040,901	1,199,476
795	BMF Ibovespa Index Future	04/16/2026	28,938,979	(636,130)
10,022	CBOT 10 Year US Treasury Note Future	06/22/2026	1,112,911,781	3,682,547
8,457	CBOT 2 Year US Treasury Note Future	07/01/2026	1,754,365,003	(605,213)
13,133	CBOT 5 Year US Treasury Note Future	07/01/2026	1,420,723,842	6,738,762
4,376	CBOT US Treasury Bond Futures	06/22/2026	498,317,000	5,442,625
1,156	CBOT Wheat Future(d)	05/15/2026	35,619,250	(1,053,500)
1,295	CME Canadian Dollar Currency Future	06/17/2026	93,240,000	1,882,525
979	CME Euro Foreign Exchange Currency Future	06/16/2026	141,777,556	1,032,018
1,027	CME Japanese Yen Currency Future	06/16/2026	81,312,725	349,571
410	CME Lean Hogs Future(d)	06/15/2026	17,228,200	170,080
79	CME Live Cattle Future(d)	07/01/2026	7,687,490	(169,290)
177	CME New Zealand Dollar Currency Future	06/16/2026	10,182,810	259,935

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
641	CME Swiss Franc Currency Future	06/16/2026	$100,941,475	$1,041,906
6,381	Eurex 10 Year Euro BUND Future	06/09/2026	924,772,989	4,530,015
1,984	Eurex 2 Year Euro SCHATZ Future	06/09/2026	242,496,533	14,384
541	Eurex 30 Year Euro BUXL Future	06/09/2026	68,944,360	(317,161)
5,251	Eurex 5 Year Euro BOBL Future	06/09/2026	700,558,172	(342,650)
6,493	Euro-BTP Italian Bond Futures	06/09/2026	872,637,587	3,703,889
6,678	French Government Bond Futures	06/09/2026	916,102,427	1,718,247
253	KCBT Hard Red Winter Wheat Future(d)	05/15/2026	8,039,075	(296,912)
24	LME Lead Future(d)	06/16/2026	1,138,128	(1,158)
3,812	Long Gilt Future	06/29/2026	442,935,490	11,273,167
1,682	Montreal Exchange 10 Year Canadian Bond Future	06/22/2026	145,076,701	1,357,777
35	NYBOT CSC C Coffee Future(d)	05/19/2026	3,915,844	119,362
194	NYBOT CTN Number 2 Cotton Future(d)	05/07/2026	6,790,000	(391,565)
18	NYMEX Henry Hub Natural Gas Futures(d)	06/29/2026	581,940	11,810
9	NYMEX NY Harbor ULSD Futures(d)	05/01/2026	1,555,016	458
1,509	SFE 10 Year Australian Bond Future	06/16/2026	112,186,213	(95,900)
837	SFE 3 Year Australian Bond Future	06/16/2026	59,859,493	(6,530)
1,875	SGX FTSE China A50 Futures	04/30/2026	27,255,000	111,812
566	Three Month SONIA Index Futures	03/15/2028	179,529,740	315,437
631	Three Month SONIA Index Futures	03/17/2027	199,687,773	(160,343)
701	Three Month SONIA Index Futures	12/15/2027	222,176,473	169,344
785	Three Month SONIA Index Futures	09/15/2027	248,565,844	151
575	Three Month SONIA Index Futures	06/21/2028	182,441,532	499,608
710	Three Month SONIA Index Futures	06/16/2027	224,688,303	21,744
352	Three Month SONIA Index Futures	09/20/2028	111,715,065	371,589
3,844	Three-Month SOFR Futures	06/16/2027	926,259,849	3,473,025
1,274	Three-Month SOFR Futures	06/21/2028	307,655,075	604,575
3,808	Three-Month SOFR Futures	09/15/2027	918,156,399	3,244,500
1,043	Three-Month SOFR Futures	09/20/2028	251,793,238	580,887
2,875	Three-Month SOFR Futures	12/15/2027	693,845,313	2,652,662
3,321	Three-Month SOFR Futures	03/17/2027	800,070,412	3,077,088
1,444	Three-Month SOFR Futures	03/15/2028	348,707,950	1,056,950
393	TSE Japanese 10 Year Bond Futures	06/16/2026	322,669,410	(250,739)
2,152	Ultra U.S. Treasury Bond Futures	06/22/2026	250,842,500	4,297,031
	TOTAL SHORT FUTURES CONTRACTS			$67,741,195
	TOTAL FUTURES CONTRACTS			$117,751,919

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Australian Dollar	04/01/2026	Bank Of America Merrill Lynch	132,840,000	$91,652,983	$566,949
British Pound	04/01/2026	Deutsche Bank	188,780,000	249,861,025	851,348
Canadian Dollar	04/01/2026	Deutsche Bank	300,160,000	215,728,269	346,746
Euro	04/01/2026	Deutsche Bank	63,510,000	73,404,992	447,425
Israeli Shekel	04/01/2026	Bank Of America Merrill Lynch	5,800,000	1,844,608	12,065
Japanese Yen	04/01/2026	Deutsche Bank	32,220,000,000	203,007,949	1,128,068
Mexican Peso	04/01/2026	Deutsche Bank	445,080,000	24,834,293	256,671
New Zealand Dollar	04/01/2026	Bank Of America Merrill Lynch	39,200,000	22,526,148	92,611
Norwegian Krone	04/01/2026	Bank Of America Merrill Lynch	1,119,590,000	115,655,584	1,066,986
Polish Zloty	04/01/2026	Bank Of America Merrill Lynch	43,430,000	11,700,145	77,698
Singapore Dollar	04/01/2026	Bank Of America Merrill Lynch	28,480,000	22,150,668	84,609
South African Rand	04/01/2026	Bank Of America Merrill Lynch	136,960,000	8,095,571	114,353
Swedish Krona	04/01/2026	Bank Of America Merrill Lynch	337,540,000	35,649,783	78,878
Swiss Franc	04/01/2026	Bank Of America Merrill Lynch	115,790,000	144,815,341	48,513
Chinese Yuan Offshore	04/01/2026	Bank Of America Merrill Lynch	947,150,000	137,512,055	588,583
Australian Dollar	04/02/2026	Bank Of America Merrill Lynch	144,020,000	99,366,629	265,118
British Pound	04/02/2026	Deutsche Bank	110,420,000	146,147,127	234,751
Euro	04/02/2026	Deutsche Bank	145,890,000	168,619,972	787,063
Japanese Yen	04/02/2026	Deutsche Bank	24,932,000,000	157,088,582	934,971
New Zealand Dollar	04/02/2026	Bank Of America Merrill Lynch	131,730,000	75,698,196	502,760
Polish Zloty	04/02/2026	Bank Of America Merrill Lynch	130,110,000	35,051,940	138,684
Singapore Dollar	04/02/2026	Bank Of America Merrill Lynch	81,370,000	63,286,511	159,702
South African Rand	04/02/2026	Bank Of America Merrill Lynch	188,710,000	11,154,459	90,892
Swedish Krona	04/02/2026	Bank Of America Merrill Lynch	695,900,000	73,498,503	518,815
Swiss Franc	04/02/2026	Bank Of America Merrill Lynch	125,070,000	156,421,576	226,604
Chinese Yuan Offshore	04/02/2026	Bank Of America Merrill Lynch	1,280,820,000	185,955,955	505,814
Mexican Peso	04/06/2026	Deutsche Bank	994,270,000	55,458,909	55,476
Norwegian Krone	04/07/2026	Bank Of America Merrill Lynch	870,520,000	89,923,641	803,401
Australian Dollar	04/15/2026	Bank Of America Merrill Lynch	2,329,880,000	1,607,240,262	(23,845,717)
Brazilian Real	04/15/2026	Bank Of America Merrill Lynch	4,437,290,000	854,535,034	16,211,874
British Pound	04/15/2026	Deutsche Bank	807,720,000	1,069,045,402	(10,694,330)
Canadian Dollar	04/15/2026	Deutsche Bank	1,841,260,000	1,324,091,769	(21,744,720)
Chilean Peso	04/15/2026	Bank Of America Merrill Lynch	70,228,000,000	75,671,631	(1,626,417)
Euro	04/15/2026	Deutsche Bank	1,405,500,000	1,625,552,232	(6,925,513)
Indian Rupee	04/15/2026	Bank Of America Merrill Lynch	7,233,569,999	77,211,352	(20,172)
Israeli Shekel	04/15/2026	Bank Of America Merrill Lynch	7,300,000	2,322,927	(21,438)
Japanese Yen	04/15/2026	Deutsche Bank	208,630,999,990	1,316,218,550	(1,202,040)
Mexican Peso	04/15/2026	Deutsche Bank	22,035,619,997	1,228,179,452	(8,844,927)
New Zealand Dollar	04/15/2026	Bank Of America Merrill Lynch	1,486,300,000	854,486,416	(20,901,711)
Norwegian Krone	04/15/2026	Bank Of America Merrill Lynch	6,932,119,999	716,046,501	2,249,705
Polish Zloty	04/15/2026	Bank Of America Merrill Lynch	1,498,550,000	403,703,525	(3,812,672)
Singapore Dollar	04/15/2026	Bank Of America Merrill Lynch	314,160,000	244,582,213	(1,837,301)

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

OPEN FORWARD FOREIGN CURRENCY CONTRACTS (Continued)
					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy: (continued)
South African Rand	04/15/2026	Bank Of America Merrill Lynch	7,703,070,000	$454,849,142	$(4,768,428)
South Korean Won	04/15/2026	Bank Of America Merrill Lynch	141,113,999,999	93,829,678	(710,011)
Swedish Krona	04/15/2026	Bank Of America Merrill Lynch	5,192,520,000	548,809,229	(12,711,434)
Swiss Franc	04/15/2026	Bank Of America Merrill Lynch	1,056,630,000	1,323,526,790	(27,041,957)
Chinese Yuan Offshore	04/15/2026	Bank Of America Merrill Lynch	7,551,279,999	1,097,477,477	(477,114)
South African Rand	05/20/2026	Bank Of America Merrill Lynch	4,217,039,999	248,345,246	2,190,771
South Korean Won	05/20/2026	Bank Of America Merrill Lynch	42,936,000,000	28,567,896	148,701
Swedish Krona	05/20/2026	Bank Of America Merrill Lynch	1,228,420,000	130,070,170	(1,448,012)
Chinese Yuan Offshore	05/20/2026	Bank Of America Merrill Lynch	1,340,260,000	195,272,431	710,497
				$18,195,746,739	$(116,136,812)
To Sell:
Australian Dollar	04/01/2026	Bank Of America Merrill Lynch	132,840,000	$91,652,982	$(597,249)
British Pound	04/01/2026	Deutsche Bank	188,780,000	249,861,024	(779,692)
Canadian Dollar	04/01/2026	Deutsche Bank	300,160,000	215,728,270	(488,077)
Chinese Yuan Offshore	04/01/2026	Bank Of America Merrill Lynch	947,150,000	137,512,050	(602,515)
Euro	04/01/2026	Deutsche Bank	63,510,000	73,404,992	(642,462)
Israeli Shekel	04/01/2026	Bank Of America Merrill Lynch	5,800,000	1,844,607	135
Japanese Yen	04/01/2026	Deutsche Bank	32,219,999,999	203,007,944	(947,218)
Mexican Peso	04/01/2026	Deutsche Bank	445,080,000	24,834,296	(253,756)
New Zealand Dollar	04/01/2026	Bank Of America Merrill Lynch	39,200,000	22,526,146	(100,217)
Norwegian Krone	04/01/2026	Bank Of America Merrill Lynch	1,119,590,000	115,655,584	(1,002,230)
Polish Zloty	04/01/2026	Bank Of America Merrill Lynch	43,430,000	11,700,144	(96,756)
Singapore Dollar	04/01/2026	Bank Of America Merrill Lynch	28,480,000	22,150,670	(66,156)
South African Rand	04/01/2026	Bank Of America Merrill Lynch	136,960,000	8,095,567	(123,267)
Swedish Krona	04/01/2026	Bank Of America Merrill Lynch	337,540,000	35,649,784	(314,219)
Swiss Franc	04/01/2026	Bank Of America Merrill Lynch	115,790,000	144,815,337	(120,160)
Australian Dollar	04/02/2026	Bank Of America Merrill Lynch	144,020,000	99,366,624	(524,275)
British Pound	04/02/2026	Deutsche Bank	110,420,000	146,147,128	(236,546)
Chinese Yuan Offshore	04/02/2026	Bank Of America Merrill Lynch	1,280,820,000	185,955,960	(666,834)
Euro	04/02/2026	Deutsche Bank	145,890,000	168,619,972	(261,454)
Japanese Yen	04/02/2026	Deutsche Bank	24,931,999,999	157,088,581	(229,218)
New Zealand Dollar	04/02/2026	Bank Of America Merrill Lynch	131,730,000	75,698,195	(393,478)
Polish Zloty	04/02/2026	Bank Of America Merrill Lynch	130,110,000	35,051,939	(248,928)
Singapore Dollar	04/02/2026	Bank Of America Merrill Lynch	81,370,000	63,286,517	(237,736)
South African Rand	04/02/2026	Bank Of America Merrill Lynch	188,710,000	11,154,458	(118,656)
Swedish Krona	04/02/2026	Bank Of America Merrill Lynch	695,900,000	73,498,501	(634,498)
Swiss Franc	04/02/2026	Bank Of America Merrill Lynch	125,070,000	156,421,574	(359,002)
Mexican Peso	04/06/2026	Deutsche Bank	994,270,000	55,458,906	(175,310)
Norwegian Krone	04/07/2026	Bank Of America Merrill Lynch	870,520,000	89,923,638	(621,217)
Australian Dollar	04/15/2026	Bank Of America Merrill Lynch	1,506,850,000	1,039,482,717	24,031,030
Brazilian Real	04/15/2026	Bank Of America Merrill Lynch	2,340,900,000	450,811,442	(5,494,137)
British Pound	04/15/2026	Deutsche Bank	807,720,000	1,069,045,404	7,157,460
Canadian Dollar	04/15/2026	Deutsche Bank	2,756,550,000	1,982,297,540	33,688,742
Chilean Peso	04/15/2026	Bank Of America Merrill Lynch	42,172,999,999	45,441,982	1,413,109
Chinese Yuan Offshore	04/15/2026	Bank Of America Merrill Lynch	7,551,280,000	1,097,477,478	1,067,885
Euro	04/15/2026	Deutsche Bank	1,668,120,000	1,929,289,360	8,907,413
Indian Rupee	04/15/2026	Bank Of America Merrill Lynch	7,233,570,000	77,211,350	742,580
Israeli Shekel	04/15/2026	Bank Of America Merrill Lynch	178,330,000	56,746,240	718,825

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

OPEN FORWARD FOREIGN CURRENCY CONTRACTS (Continued)
					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Sell: (continued)
Japanese Yen	04/15/2026	Deutsche Bank	249,458,999,989	$1,573,795,667	$5,614,529
Mexican Peso	04/15/2026	Deutsche Bank	18,670,279,998	1,040,608,535	11,558,361
New Zealand Dollar	04/15/2026	Bank Of America Merrill Lynch	1,889,380,000	1,086,220,513	25,663,685
Norwegian Krone	04/15/2026	Bank Of America Merrill Lynch	2,585,340,000	267,050,147	1,278,242
Polish Zloty	04/15/2026	Bank Of America Merrill Lynch	1,192,510,000	321,257,543	1,232,552
Singapore Dollar	04/15/2026	Bank Of America Merrill Lynch	314,160,000	244,582,214	1,438,715
South African Rand	04/15/2026	Bank Of America Merrill Lynch	7,703,069,999	454,849,142	8,296,613
South Korean Won	04/15/2026	Bank Of America Merrill Lynch	141,114,000,000	93,829,674	1,904,416
Swedish Krona	04/15/2026	Bank Of America Merrill Lynch	5,192,519,999	548,809,230	17,919,337
Swiss Franc	04/15/2026	Bank Of America Merrill Lynch	1,700,420,000	2,129,933,299	51,698,706
British Pound	05/20/2026	Deutsche Bank	68,240,000	90,310,805	(138,605)
Chinese Yuan Offshore	05/20/2026	Bank Of America Merrill Lynch	2,105,370,000	306,746,987	(1,017,554)
Singapore Dollar	05/20/2026	Bank Of America Merrill Lynch	194,720,000	151,969,729	(277,079)
South Korean Won	05/20/2026	Bank Of America Merrill Lynch	29,439,999,999	19,588,199	(200,119)
Swedish Krona	05/20/2026	Bank Of America Merrill Lynch	961,780,000	101,837,228	(417,213)
				$18,855,303,815	$185,946,502

Total					$69,809,690

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(d)	All or a portion of this investment is a holding of the CMHSF Fund Limited.

(e)	Held as collateral for futures.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 4.5%
	FIXED INCOME - 4.5%
901,688	Invesco Senior Loan ETF	$18,403,452
374,591	State Street SPDR Blackstone Senior Loan ETF	15,036,083
		33,439,535

	TOTAL EXCHANGE-TRADED FUNDS (Cost $34,559,095)	33,439,535

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 3.8%
	CLO — 3.8%
2,000,000	Apidos CLO LI Ltd. Series 2024-51A E(a),(b)	TSFR3M + 4.850%	8.5180	01/20/38	1,972,469
1,500,000	Apidos Clo XL Ltd. Series 2022-40A ER(a),(b)	TSFR3M + 5.600%	9.2720	07/15/37	1,466,004
1,250,000	Apidos CLO XXXII Series 2019-32A ER(a),(b)	TSFR3M + 5.500%	9.1680	01/20/33	1,236,698
1,000,000	Benefit Street Partners CLO XVI Ltd. Series 2018-16A ER2(a),(b)	TSFR3M + 4.900%	8.5680	01/17/38	965,277
1,510,000	Benefit Street Partners CLO XXVIII Ltd. Series 2022-28A ER(a),(b)	TSFR3M + 5.400%	9.0680	10/20/37	1,436,498
500,000	BlueMountain CLO Ltd. Series 2018-3A E(a),(b)	TSFR3M + 6.212%	9.8800	10/25/30	389,459
500,000	BlueMountain CLO XXII Ltd. Series 2018-22A E(a),(b)	TSFR3M + 5.312%	8.9840	07/15/31	432,284
2,000,000	Carlyle Global Market Strategies CLO Ltd Series 2014-2R(a),(b)	TSFR3M + 5.612%	9.2640	05/15/31	1,999,638
750,000	Dryden 54 Senior Loan Fund Series 2017-54A E(a),(b)	TSFR3M + 6.462%	10.1290	10/19/29	707,741
1,000,000	Hartwick Park CLO Ltd. Series 2023-1A ER(a),(b)	TSFR3M + 4.850%	8.5180	01/20/37	907,605
2,000,000	KKR CLO 14 Ltd. Series 14 ER(a),(b)	TSFR3M + 6.412%	10.0840	07/15/31	1,893,936
1,000,000	KKR CLO 31 Ltd. Series 31A E(a),(b)	TSFR3M + 6.732%	10.3990	04/20/34	888,790
1,500,000	Meacham Park Clo Ltd. Series 2024-1A E(a),(b)	TSFR3M + 5.350%	9.0180	10/20/37	1,368,426
1,000,000	Neuberger Berman CLO XXI Ltd. Series 2016-21A ER3(a),(b)	TSFR3M + 5.250%	8.9180	01/20/39	970,432
500,000	Neuberger Berman Loan Advisers CLO 59 Ltd. Series 2024-59A E(a),(b)	TSFR3M + 4.800%	8.4710	01/23/39	473,509
1,000,000	OCP CLO Ltd. Series 2021-23A ER2(a),(b)	TSFR3M + 4.500%	8.1680	01/17/39	921,312
500,000	Octagon Investment Partners 26 Ltd. Series 2016-1A ER(a),(b)	TSFR3M + 5.662%	9.3340	07/15/30	416,665
1,500,000	Octagon Investment Partners XXII Ltd. Series 2014-1A ERR(a),(b)	TSFR3M + 5.712%	9.3810	01/22/30	1,461,758
1,325,000	OHA Credit Funding 2 LTD Series 2019-2A ER2(a),(b)	TSFR3M + 4.800%	8.4700	01/21/38	1,288,349
1,250,000	OHA Credit Partners VII Ltd. Series 2012-7A ER4(a),(b)	TSFR3M + 4.500%	8.1560	02/20/38	1,198,723
2,000,000	Palmer Square CLO Ltd. Series 2023-1A ER(a),(b)	TSFR3M + 4.900%	8.5680	01/20/38	1,963,541
1,000,000	Palmer Square CLO Ltd. Series 2021-1A DR(a),(b)	TSFR3M + 4.750%	8.4180	04/20/38	903,614
1,000,000	Rockford Tower CLO Ltd. Series 2017-3A E(a),(b)	TSFR3M + 6.012%	9.6790	10/20/30	895,907
1,000,000	Shackleton CLO Ltd. Series 2013-4RA D(a),(b)	TSFR3M + 6.112%	9.7630	04/13/31	923,884
1,000,000	Shackleton CLO Ltd. Series 2015-7RA E(a),(b)	TSFR3M + 6.462%	10.1340	07/15/31	871,795

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 3.8% (Continued)
	CLO — 3.8% (Continued)
500,000	Upland CLO Ltd. Series 2016-1A DR(a),(b)	TSFR3M + 6.162%	9.8290	04/20/31	$486,998
					28,441,312
	TOTAL ASSET BACKED SECURITIES (Cost $29,719,802)				28,441,312

	CORPORATE BONDS — 5.4%
	ADVERTISING & MARKETING — 0.3%
2,000,000	Outfront Media Capital, LLC / Outfront Media(a)		4.2500	01/15/29	1,929,065

	AEROSPACE & DEFENSE — 0.3%
2,000,000	TransDigm, Inc.(a)		6.7500	01/31/34	2,027,470

	BIOTECH & PHARMA — 0.1%
547,000	GENMAB A/S/GENMAB FINANCE, LLC(a)		7.2500	12/15/33	572,845

	CHEMICALS — 0.3%
137,000	Celanese US Holdings, LLC		7.0000	02/15/31	140,751
2,500,000	Valvoline, Inc.(a)		3.6250	06/15/31	2,261,550
					2,402,301
	CONTAINERS & PACKAGING — 0.2%
1,441,000	Graphic Packaging International, LLC(a)		3.5000	03/01/29	1,351,192

	ELECTRIC UTILITIES — 0.3%
2,000,000	Talen Energy Supply, LLC(a)		6.5000	02/01/36	2,003,178

	ELECTRICAL EQUIPMENT — 0.1%
577,000	WESCO Distribution, Inc.(a)		5.5000	04/15/34	570,969

	ENTERTAINMENT CONTENT — 0.1%
296,000	OAK-Eagle Acquireco, Inc.(a)		7.2500	07/01/33	307,271
374,000	OAK-Eagle Acquireco, Inc.(a)		8.7500	07/01/34	392,247
					699,518

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 5.4% (Continued)
	FOOD — 0.3%
2,115,920	Chobani Holdco II, LLC(a)	8.7500	10/01/29	$2,254,959

	HEALTH CARE FACILITIES & SERVICES — 0.3%
1,144,000	DaVita, Inc.(a)	6.7500	07/15/33	1,164,213
1,090,000	LifePoint Health, Inc.(a)	11.0000	10/15/30	1,173,631
				2,337,844
	HOME & OFFICE PRODUCTS — 0.5%
219,000	Scotts Miracle-Gro Company (The)	4.0000	04/01/31	202,245
2,137,000	Scotts Miracle-Gro Company (The)	4.3750	02/01/32	1,997,950
2,000,000	Whirlpool Corporation	6.5000	06/15/33	1,895,356
				4,095,551
	HOME CONSTRUCTION — 0.1%
1,174,000	APi Group DE, Inc.(a)	4.1250	07/15/29	1,118,784

	INDUSTRIAL INTERMEDIATE PROD — 0.3%
2,000,000	Roller Bearing Company of America, Inc.(a)	4.3750	10/15/29	1,944,081

	INSURANCE — 0.4%
2,000,000	Acrisure, LLC / Acrisure Finance, Inc.(a)	6.7500	07/01/32	1,929,759
1,165,000	Asurion, LLC and Asurion Co-Issuer, Inc.(a)	8.0000	12/31/32	1,207,607
				3,137,366
	OIL & GAS PRODUCERS — 0.3%
2,223,000	Venture Global Plaquemines LNG, LLC(a)	6.7500	01/15/36	2,356,017

	OIL & GAS SERVICES & EQUIPMENT — 0.1%
590,000	Kodiak Gas Services, LLC(a)	5.8750	04/01/31	593,332

	PUBLISHING & BROADCASTING — 0.4%
2,000,000	McGraw-Hill Education, Inc.(a)	7.3750	09/01/31	2,043,400
2,000,000	Nexstar Media, Inc.(a)	6.5000	09/15/33	2,017,404
				4,060,804
	RETAIL - CONSUMER STAPLES — 0.1%
434,000	Albertsons Companies, Inc.(a)	5.7500	03/31/34	425,179

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 5.4% (Continued)
	RETAIL - DISCRETIONARY — 0.3%
2,000,000	Metis Merger Sub, LLC(a)		6.5000	05/15/29	$1,985,757

	TELECOMMUNICATIONS — 0.4%
583,000	Black Pearl Compute, LLC(a)		6.1250	02/15/31	594,126
2,000,000	Level 3 Financing, Inc.(a)		6.8750	06/30/33	2,037,822
416,000	Level 3 Financing, Inc.(a)		8.5000	01/15/36	434,370
					3,066,318
	TRANSPORTATION & LOGISTICS — 0.2%
2,000,000	Beacon Mobility Corporation(a)		7.2500	08/01/30	2,067,512

	TOTAL CORPORATE BONDS (Cost $40,901,671)				41,000,042

		Spread
	TERM LOANS — 84.4%
	ADVERTISING & MARKETING — 0.6%
4,289,223	Endeavor Operating Company, LLC(b)	TSFR1M + 3.000%	6.4220	01/28/32	4,284,934

	AEROSPACE & DEFENSE — 1.6%
2,100,000	Azorra Soar Tlb Finance Ltd.(b)	TSFR1M + 2.500%	6.1600	10/18/29	2,106,122
490,744	Bleriot US Bidco, Inc.(b)	TSFR1M + 4.000%	6.1720	10/31/28	492,057
3,594,832	Goat Holdco, LLC(b)	TSFR1M + 2.500%	6.1680	01/27/32	3,594,832
325,862	Mahseer Holdings, LLC(b)	TSFR1M + 3.250%	6.9250	02/07/33	327,390
52,138	Mahseer Holdings, LLC(b)	TSFR1M + 3.250%	6.9250	02/07/33	52,382
111,600	Signia Aerospace, LLC(b),(d)	TSFR3M + 2.750%	3.0190	12/11/31	112,019
2,289,316	Signia Aerospace, LLC(b)	TSFR3M + 2.750%	6.4270	12/11/31	2,297,901
3,000,000	TransDigm Group, Inc.(b)	TSFR1M + 2.500%	6.1730	08/13/32	3,003,315
					11,986,018
	APPAREL & TEXTILE PRODUCTS — 0.4%
2,797,319	Varsity Brands, Inc.(b)	TSFR1M + 3.000%	6.6720	08/26/31	2,789,025

	ASSET MANAGEMENT — 7.3%
1,541,337	Aragorn Parent Corporation(b)	TSFR1M + 3.500%	7.1730	12/15/28	1,544,227
3,526,293	Chicago US Midco III, L.P.(b)	TSFR1M + 2.500%	6.1730	10/09/32	3,497,642

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 84.4% (Continued)
	ASSET MANAGEMENT — 7.3% (Continued)
523,707	Chicago US Midco III, L.P.(b),(d)	TSFR1M + 2.500%	6.6580	10/09/32	$519,452
694,266	DRW Holdings, LLC(b)	TSFR6M + 3.500%	7.7910	06/26/31	683,852
3,178,733	Edelman Financial Engines Center, LLC (The)(b)	TSFR1M + 3.000%	6.6730	04/07/28	3,179,353
6,800,000	Edelman Financial Engines Center, LLC (The)(b)	TSFR1M + 5.250%	8.9230	10/23/28	6,750,700
7,122,296	Focus Financial Partners, LLC(b)	TSFR1M + 2.750%	6.1720	09/15/31	6,908,234
5,387,853	GC Ferry Acquisition I, Inc.(b)	TSFR1M + 3.500%	7.1720	06/07/32	5,320,505
919,877	GC Ferry Acquisition I, Inc.(b),(d)	TSFR1M + 3.500%	7.8250	06/07/32	908,379
575,289	June Purchaser, LLC(b),(d)	TSFR1M + 3.250%	3.2500	09/11/31	575,082
3,425,831	June Purchaser, LLC(b)	TSFR1M + 3.250%	6.4220	09/11/31	3,424,598
1,562,000	Jupiter Borrower, Inc.(b)	TSFR1M + 2.750%	6.4230	03/25/33	1,562,000
2,524,959	Nexus Buyer, LLC(b)	TSFR1M + 3.500%	7.1730	07/31/31	2,435,007
2,572,687	Nexus Buyer, LLC(b)	TSFR1M + 4.000%	7.6730	07/31/31	2,498,722
6,283,800	Osaic Holdings, Inc.(b)	TSFR1M + 2.500%	6.1820	08/02/32	6,178,169
733,998	Saphilux Sarl(b)	TSFR1M + 3.000%	6.6790	07/27/28	734,273
6,800,000	Sophos Intermediate II Ltd.(b)	TSFR1M + 3.610%	7.2870	03/05/27	6,492,946
1,545,102	Victory Capital Holdings, Inc.(b)	TSFR1M + 2.000%	6.1710	09/10/32	1,543,364
					54,756,505
	AUTOMOTIVE — 0.8%
4,700,769	Tenneco, Inc.(b)	TSFR1M + 4.750%	8.5110	11/17/28	4,590,324
1,685,000	Tenneco, Inc.(b)	TSFR1M + 5.000%	8.7640	11/17/28	1,647,088
					6,237,412
	BEVERAGES — 0.5%
418,945	Pegasus Bidco BV(b)	TSFR3M + 2.750%	6.7620	07/12/29	418,421
2,277,417	Primo Brands Corporation(b)	TSFR3M + 2.250%	5.9220	03/31/28	2,282,348
1,242,000	Primo Brands Corporation(b)	TSFR1M + 2.750%	6.4230	03/19/31	1,245,490
					3,946,259
	BIOTECH & PHARMA — 1.4%
4,899,046	Amneal Pharmaceuticals, LLC(b)	TSFR1M + 3.000%	6.6820	08/02/32	4,921,508
3,085,459	Curium Bidco Sarl(b)	TSFR1M + 3.000%	6.6720	08/07/31	3,083,530
2,494,193	Genmab A/S(b)	TSFR1M + 3.000%	6.7330	11/18/32	2,506,465
					10,511,503
	CABLE & SATELLITE — 0.6%
914,062	Cogeco Communications USA II, L.P.(b)	TSFR1M + 3.250%	6.9230	09/18/30	869,337
930,278	COGECO Financing 2, L.P.(b)	TSFR1M + 2.615%	6.2870	09/01/28	889,578

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 84.4% (Continued)
	CABLE & SATELLITE — 0.6% (Continued)
1,173,724	Virgin Media Bristol, LLC(b)	TSFR1M + 3.250%	7.0520	03/06/31	$1,074,574
1,806,597	WideOpenWest Finance, LLC(b)	TSFR1M + 7.262%	10.9290	12/11/28	1,843,858
					4,677,347
	CHEMICALS — 1.0%
4,167,168	Nouryon Finance BV(b)	TSFR3M + 3.250%	7.0360	04/03/28	4,094,242
3,500,000	Olympus Water US Holding Corporation(b)	TSFR1M + 3.250%	6.9220	07/26/32	3,382,978
					7,477,220
	COMMERCIAL SUPPORT SERVICES — 7.0%
1,299,717	Action Environmental Group, Inc. (The)(b)	TSFR1M + 4.500%	6.6720	10/05/30	1,297,553
7,067,123	Allied Universal Holdco, LLC(b)	TSFR1M + 3.250%	6.9230	08/06/32	7,075,956
7,050,000	Amspec Parent, LLC(b)	TSFR1M + 3.500%	7.1720	12/22/31	7,048,519
3,110,049	Bifm CA Buyer, Inc.(b)	TSFR1M + 3.250%	6.9230	05/31/28	3,113,937
1,700,000	CHG Healthcare Services, Inc.(b)	TSFR3M + 2.750%	6.4170	09/29/28	1,703,451
4,700,000	Citrin Cooperman Advisors, LLC(b)	TSFR1M + 3.000%	6.6720	03/31/32	4,529,625
1,581,929	Creative Artists Agency, LLC(b)	TSFR1M + 2.500%	6.1800	10/01/31	1,582,791
2,276,000	Ensemble RCM, LLC(b)	TSFR1M + 3.000%	6.6750	01/28/33	2,254,185
6,693,937	Garda World Security Corporation(b)	TSFR1M + 2.750%	6.4210	02/01/29	6,660,467
5,953,009	Golden State Foods, LLC(b)	TSFR1M + 3.500%	7.1800	12/04/31	5,968,368
2,713,136	Prime Security Services Borrower, LLC(b)	TSFR1M + 2.000%	5.6880	10/15/30	2,704,658
997,481	Prime Security Services Borrower, LLC(b)	TSFR1M + 1.750%	6.0630	02/09/32	985,322
496,811	Raven Acquisition Holdings, LLC(b),(d)	TSFR1M + 1.000%	3.2500	10/24/31	487,983
6,900,776	Raven Acquisition Holdings, LLC(b)	TSFR1M + 3.250%	6.6730	10/24/31	6,778,149
					52,190,964
	CONSTRUCTION MATERIALS — 0.1%
498,728	Quikrete Holdings, Inc.(b)	TSFR1M + 2.250%	6.5770	03/26/29	498,870
502,698	Quikrete Holdings, Inc.(b)	TSFR1M + 2.250%	5.9220	04/14/31	502,555
					1,001,425
	CONSUMER SERVICES — 2.4%
3,740,625	Fugue Finance, LLC(b)	TSFR1M + 2.250%	5.9230	01/09/32	3,702,059
2,712,087	KUEHG Corporation(b)	TSFR3M + 2.750%	6.4220	06/12/30	2,440,878
4,719,003	Lernen US Finco, LLC(b)	SOFRRATE + 3.500%	7.1500	10/27/31	4,561,719
2,868,727	Prometric Holdings, Inc.(b)	TSFR1M + 3.750%	7.4230	06/18/32	2,859,762
4,231,046	University Support Services, LLC(b)	TSFR1M + 3.350%	6.4230	06/29/28	4,158,336
					17,722,754

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 84.4% (Continued)
	CONTAINERS & PACKAGING — 1.1%
1,775,000	Altium Packaging, LLC(b)	TSFR1M + 2.500%	6.1720	06/05/31	$1,717,313
1,175,765	Charter Next Generation, Inc.(b)	TSFR1M + 2.500%	6.1710	12/02/30	1,170,215
4,425,921	Clydesdale Acquisition Holdings, Inc.(b)	TSFR1M + 3.250%	6.9500	03/29/32	4,145,427
716,378	Proampac PG Borrower, LLC(b)	TSFR3M + 4.000%	7.6600	02/22/33	693,633
					7,726,588
	ELECTRICAL EQUIPMENT — 0.3%
831,610	Pinnacle Buyer, LLC(b)	TSFR1M + 2.500%	6.1610	09/11/32	833,560
160,326	Pinnacle Buyer, LLC(b),(d)	TSFR1M + 2.500%	6.7500	09/11/32	160,702
961,782	TK Elevator US Newco, Inc.(b)	TSFR1M + 2.750%	6.4270	04/30/30	964,388
					1,958,650
	ENGINEERING & CONSTRUCTION — 0.4%
84,324	Azuria Water Solutions, Inc.(b)	TSFR1M + 2.750%	6.4250	01/27/33	83,691
632,429	Azuria Water Solutions, Inc.(b)	TSFR1M + 2.750%	6.4250	01/27/33	627,686
1,258,512	Chromalloy Corporation(b)	TSFR1M + 3.750%	6.9110	03/24/31	1,260,972
921,621	Salas O’brien, Inc.(b)	TSFR1M + 2.750%	6.4240	01/24/33	921,621
118,919	Salas O’brien, Inc.(b),(d)	TSFR1M + 2.750%	6.4240	01/24/33	118,919
					3,012,889
	ENTERTAINMENT CONTENT — 1.1%
2,526,973	AP Core Holdings II, LLC(b)	TSFR1M + 5.500%	9.4280	09/01/27	2,467,854
2,716,256	AP Core Holdings II, LLC(b)	TSFR1M + 5.500%	9.4280	09/01/27	2,654,719
2,890,850	OAK-Eagle Acquireco, Inc.(b)	TSFR1M + 3.500%	7.1720	03/24/33	2,876,396
					7,998,969
	FOOD — 1.3%
1,463,392	Chobani, LLC(b)	TSFR1M + 2.250%	5.9230	10/22/32	1,465,601
596,642	Froneri US, Inc.(b)	TSFR1M + 2.000%	5.8770	09/18/31	585,736
5,000,000	Nourish Buyer I, Inc.(b)	TSFR1M + 4.000%	7.6740	07/12/32	5,018,775
2,651,072	Snacking Investments US, LLC(b)	TSFR3M + 3.000%	6.6670	10/12/32	2,655,765
					9,725,877
	HEALTH CARE FACILITIES & SERVICES — 9.9%
918,606	ADMI Corporation(b)	TSFR1M + 3.375%	7.1620	12/23/27	863,655
775,000	ADMI Corporation(b)	TSFR1M + 5.750%	9.4220	12/23/27	743,031
4,092,231	Aveanna Healthcare, LLC(b)	TSFR3M + 3.750%	7.9210	09/13/32	4,095,054
6,987,602	Bella Holding Company, LLC(b)	TSFR1M + 3.250%	6.6730	05/10/28	6,982,676
353,491	Hanger, Inc.(b),(d)	TSFR1M + 1.000%	7.1730	10/16/31	354,816

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 84.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 9.9% (Continued)
2,730,929	Hanger, Inc.(b)	TSFR1M + 3.500%	7.1730	10/16/31	$2,741,170
6,375,000	Heartland Dental, LLC(b)	TSFR1M + 3.750%	7.4230	08/07/32	6,370,282
8,600,000	LifePoint Health, Inc.(b)	TSFR1M + 3.750%	7.4220	05/14/31	8,612,384
466,573	LifePoint Health, Inc.(b)	TSFR1M + 3.500%	7.1520	05/19/31	466,822
2,657,410	MED ParentCo, L.P.(b)	TSFR1M + 3.000%	6.6730	04/15/31	2,659,523
573,319	Milano Acquisition Corporation(b)	TSFR3M + 4.000%	8.3990	08/17/27	557,793
2,348,475	National Mentor Holdings, Inc.(b)	TSFR1M + 6.000%	9.6730	12/05/30	2,341,348
1,006,489	National Mentor Holdings, Inc.(b)	TSFR1M + 6.000%	9.8730	12/05/30	1,003,435
1,297,000	National Mentor Holdings, Inc.(b)	TSFR1M + 6.000%	9.6750	12/12/30	1,293,064
1,002,402	Onex TSG Intermediate Corporation(b)	TSFR1M + 3.250%	6.9140	08/06/32	1,009,168
3,861,048	Outcomes Group Holdings, Inc.(b)	TSFR1M + 3.000%	6.6730	05/06/31	3,866,492
6,902,344	PAREXEL International Corporation(b)	TSFR1M + 2.750%	6.4230	12/09/31	6,887,953
1,986,399	Precision Medicine Group, LLC(b)	TSFR3M + 3.500%	7.1720	08/16/32	1,986,191
9,657,828	Star Parent, Inc.(b)	TSFR1M + 4.000%	7.6720	09/19/30	9,562,118
7,200,000	Team Health Holdings, Inc.(b)	TSFR3M + 4.000%	7.6610	06/30/28	7,184,808
625,000	Team Public Choices, LLC(b)	TSFR1M + 5.250%	8.9250	12/20/27	625,000
1,043,193	TEAM Services Holding, Inc.(b)	TSFR1M + 5.250%	8.9270	01/31/33	992,990
3,132,466	US Fertility Enterprises, LLC(b)	TSFR3M + 3.500%	7.1670	12/10/32	3,131,495
474,616	US Fertility Enterprises, LLC(b),(d)	TSFR3M + 3.500%	7.2920	12/10/32	474,469
					74,805,737
	HOME & OFFICE PRODUCTS — 1.2%
8,861,032	AI Aqua Merger Sub, Inc.(b)	TSFR1M + 2.750%	6.4230	07/31/28	8,851,329

	INDUSTRIAL SUPPORT SERVICES — 0.4%
2,225,356	BCPE Empire Holdings, Inc.(b)	TSFR1M + 3.250%	6.9370	12/26/30	2,195,681
989,550	FCG Acquisitions, Inc.(b)	TSFR1M + 3.250%	6.9160	02/28/33	990,787
					3,186,468
	INSTITUTIONAL FINANCIAL SERVICES — 3.4%
8,500,000	Aretec Group, Inc.(b)	TSFR1M + 3.000%	6.6730	08/09/30	8,404,843
6,174,154	Armor Holdco, Inc.(b)	TSFR1M + 3.750%	7.5490	12/11/31	6,149,736
4,431,000	Ascensus Holdings, Inc.(b)	TSFR1M + 3.000%	6.6730	08/02/28	4,367,304
200,000	Ascensus Holdings, Inc.(b)	TSFR1M + 5.250%	8.9220	11/20/33	203,000
3,245,198	Eisner Advisory Group, LLC(b)	TSFR1M + 4.000%	8.3570	02/24/31	3,099,164
2,796,318	Jane Street Group, LLC(b)	TSFR1M + 2.000%	5.6730	12/11/31	2,748,654

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 84.4% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 3.4% (Continued)
866,070	Summit Acquisition, Inc.(b)	TSFR1M + 3.500%	7.6630	10/16/31	$866,070
					25,838,771
	INSURANCE — 7.3%
2,807,564	Acrisure, LLC(b)	TSFR1M + 3.000%	6.6730	11/06/30	2,725,442
1,739,260	Acrisure, LLC(b)	TSFR1M + 3.250%	6.9230	06/07/32	1,688,169
5,109,430	Alera Group, Inc.(b)	TSFR1M + 2.750%	6.4240	05/28/32	4,966,290
1,000,000	AmWINS Group, Inc.(b)	TSFR1M + 2.000%	5.6780	01/30/32	994,510
1,576,334	Asurion, LLC(b)	TSFR1M + 4.000%	7.8160	08/17/28	1,577,484
2,878,688	Asurion, LLC(b)	TSFR1M + 5.250%	9.0810	01/14/29	2,864,554
452,523	Asurion, LLC(b)	TSFR1M + 4.250%	8.5740	09/19/30	447,998
452,754	Asurion, LLC(b)	TSFR1M + 3.750%	7.4100	02/14/33	438,325
4,000,000	Baldwin Insurance Group Holdings, LLC (The)(b)	TSFR1M + 2.500%	6.1600	05/27/31	3,941,680
9,583,855	BroadStreet Partners, Inc.(b)	TSFR1M + 3.250%	6.1720	05/12/31	9,364,049
5,341,816	Hyperion Refinance Sarl(b)	TSFR1M + 2.750%	6.4230	04/18/30	5,221,625
1,936,581	Hyperion Refinance Sarl(b)	TSFR1M + 2.750%	6.4230	02/18/31	1,880,468
8,701,320	IMA Financial Group, Inc.(b)	TSFR1M + 3.000%	6.6800	11/01/28	8,636,060
1,924,299	OneDigital Borrower, LLC(b)	TSFR1M + 3.000%	6.6730	07/02/31	1,865,367
1,241,823	OneDigital Borrower, LLC(b)	TSFR1M + 5.250%	8.9230	06/14/32	1,216,987
2,142,118	PCF Insurance Services of the West, LLC(b)	TSFR1M + 3.250%	6.9230	06/14/32	1,981,459
2,003,180	Sedgwick Claims Management Services, Inc.(b)	TSFR1M + 3.750%	6.1730	02/17/28	1,969,557
4,137,464	TIH Insurance Holdings, LLC(b)	TSFR3M + 2.750%	6.4220	05/06/31	4,089,635
					55,869,659
	INTERNET MEDIA & SERVICES — 0.6%
701,857	Knot Worldwide, Inc. (The)(b)	TSFR1M + 3.750%	7.4230	01/31/28	603,057
1,363,251	MH Sub I, LLC(b)	TSFR1M + 4.250%	7.9230	05/03/28	1,175,804
1,487,697	MH Sub I, LLC(b)	TSFR1M + 6.250%	9.9220	02/23/29	1,016,298
1,294,335	MH Sub I, LLC(b)	TSFR1M + 4.250%	7.9230	12/11/31	868,822
127,869	Newfold Digital Holdings Group, Inc.(b)	TSFR1M + 3.500%	7.2840	01/31/29	42,197
621,893	Newfold Digital Holdings Group, Inc.(b)	TSFR1M + 3.500%	7.2840	01/31/29	458,422
					4,164,600
	LEISURE FACILITIES & SERVICES — 1.6%
2,583,958	Alterra Mountain Company(b)	TSFR1M + 2.500%	6.1730	08/17/28	2,586,387
1,315,667	Fitness International, LLC(b)	TSFR1M + 4.500%	8.1690	02/12/29	1,322,864
2,016,000	Flynn Restaurant Group, L.P.(b)	TSFR1M + 3.750%	7.4220	01/28/32	1,984,681

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 84.4% (Continued)
	LEISURE FACILITIES & SERVICES — 1.6% (Continued)
1,895,452	Tortuga Resorts Ghd, LLC(b)	TSFR1M + 3.250%	6.9360	08/13/32	$1,840,967
1,500,000	UFC Holdings, LLC(b)	TSFR3M + 2.000%	5.6640	11/21/31	1,500,938
2,800,837	Voyager Parent, LLC(b)	TSFR1M + 4.250%	7.9110	07/01/32	2,785,376
					12,021,213
	MEDICAL EQUIPMENT & DEVICES — 1.7%
1,728,126	Archimedes Debt Merger Sub, LLC(b)	TSFR1M + 4.000%	7.6610	05/17/32	1,717,325
7,440,706	Bausch + Lomb Corporation(b)	TSFR1M + 3.750%	7.4250	01/15/31	7,466,302
3,305,000	Hopper Merger Sub, Inc.(b)	TSFR1M + 2.250%	5.9380	01/14/33	3,254,434
					12,438,061
	OIL & GAS PRODUCERS — 0.6%
649,000	EG America, LLC(b)	TSFR1M + 3.250%	6.9230	01/30/31	650,298
1,487,901	Prairie Acquiror, L.P.(b)	TSFR1M + 3.250%	6.9230	08/01/29	1,493,481
2,492,357	RelaDyne, Inc.(b)	SOFRRATE + 4.250%	7.1730	12/23/28	2,495,035
6,818	Rockpoint Gas Storage Partners, L.P.(b)	TSFR1M + 2.500%	6.1720	09/18/31	6,845
					4,645,659
	PUBLISHING & BROADCASTING — 2.1%
7,250,000	Cengage Learning, Inc.(b)	TSFR1M + 3.000%	6.6710	03/24/31	7,117,070
3,238,698	Houghton Mifflin Harcourt Company(b)	TSFR1M + 5.350%	9.0230	04/09/29	2,755,112
4,000,000	Nexstar Media, Inc.(b)	TSFR1M + 2.500%	6.1730	06/24/32	3,963,920
2,156,764	Nexstar Media, Inc.(b)	TSFR1M + 2.750%	6.4190	03/23/33	2,135,197
					15,971,299
	RENEWABLE ENERGY — 1.4%
4,903,107	Granite Acquisition, Inc.(b)	TSFR1M + 2.865%	6.5370	03/17/28	4,912,692
5,603,753	Opal US, LLC(b)	TSFR6M + 3.000%	6.6860	04/23/32	5,607,256
					10,519,948
	RETAIL - CONSUMER STAPLES — 0.1%
755,492	Heritage Grocers Group, LLC(b)	TSFR3M + 6.850%	10.5220	08/01/29	584,959

	RETAIL - DISCRETIONARY — 2.0%
660	Evergreen Acqco 1, L.P.(b)	TSFR3M + 3.000%	6.7010	09/13/32	662
3,530,066	Great Outdoors Group, LLC(b)	TSFR1M + 3.250%	6.9180	01/16/32	3,528,741
1,307,739	Gulfside Supply, Inc.(b)	TSFR1M + 3.000%	7.2990	05/29/31	1,202,302
3,501,058	Mavis Tire Express Services Topco Corporation(b)	TSFR1M + 3.000%	6.6730	05/04/28	3,502,388

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 84.4% (Continued)
	RETAIL - DISCRETIONARY — 2.0% (Continued)
247,000	Mister Car Wash Holdings, Inc.(b)	TSFR1M + 3.000%	6.6750	03/27/31	$244,686
1,610,000	Petco Health & Wellness Company, Inc.(b)	TSFR1M + 4.250%	7.9240	01/22/31	1,577,253
929,057	PetSmart, LLC(b)	TSFR1M + 4.000%	7.6770	08/09/32	924,644
1,246,770	Restoration Hardware, Inc.(b)	TSFR1M + 3.250%	7.0270	10/20/28	1,242,095
1,028,651	Staples, Inc.(b)	TSFR1M + 5.750%	10.6890	08/23/29	937,518
1,000,000	Victoria’s Secret & Company(b)	TSFR3M + 2.750%	3.7500	06/30/28	1,000,630
971,422	White Cap Supply Holdings, LLC(b)	TSFR1M + 3.250%	7.5770	10/31/29	936,577
					15,097,496
	SEMICONDUCTORS — 0.2%
1,594,500	Icon Parent, Inc.(b)	TSFR3M + 2.750%	6.4280	11/13/31	1,533,710

	SOFTWARE — 15.0%
7,523,227	athenahealth, Inc.(b)	SOFRRATE + 3.500%	6.4230	01/27/29	7,396,273
2,126,520	Avalara, Inc.(b)	TSFR3M + 2.750%	6.4220	03/29/32	2,081,331
7,482,055	Azalea Topco, Inc.(b)	TSFR1M + 3.000%	6.6730	04/30/31	7,479,250
6,899,250	BCPE Pequod Buyer, Inc.(b)	TSFR1M + 2.750%	6.4170	11/25/31	6,708,072
3,399,764	BMC Software, Inc.(b)	TSFR1M + 3.000%	6.6730	07/30/31	3,161,424
1,121,494	Boxer Parent Company, Inc.(b)	TSFR1M + 5.750%	9.4170	07/06/32	944,864
4,715,925	Central Parent, Inc.(b)	TSFR1M + 3.250%	6.9220	07/06/29	3,378,206
4,167,206	Cloud Software Group, Inc.(b)	TSFR3M + 3.250%	6.9220	03/24/31	3,829,662
2,444,734	Cloud Software Group, Inc.(b)	TSFR3M + 3.250%	6.9220	08/09/32	2,243,911
3,383,642	Clover Holdings 2, LLC(b)	TSFR1M + 4.000%	7.6740	11/03/31	3,248,296
6,687,846	ConnectWise, LLC(b)	TSFR3M + 3.762%	7.4340	09/24/28	6,191,808
7,442,844	Cotiviti, Inc.(b)	TSFR1M + 2.750%	6.4180	05/01/31	6,875,364
6,000,000	Dayforce, Inc.(b)	TSFR1M + 3.000%	6.6610	10/07/32	5,691,660
2,080,000	DS Admiral Bidco, LLC(b)	TSFR1M + 4.250%	7.9220	06/05/31	1,959,110
1,492,462	Genesys Cloud Services Holdings II, LLC(b)	TSFR1M + 2.500%	6.1730	01/26/32	1,430,898
2,492,920	Idera, Inc.(b)	TSFR1M + 3.500%	7.1600	03/02/28	1,987,481
112,000	IGT Holding IV A.B.(b)	TSFR1M + 3.000%	6.6730	09/02/31	111,160
615,000	Jaggaer, LLC(b)	TSFR1M + 5.250%	8.6730	10/08/32	565,800
5,056,092	Leia Finco US, LLC(b)	TSFR1M + 3.250%	6.8980	07/02/31	4,854,506
4,374,647	McAfee Corporation(b)	TSFR1M + 3.000%	6.6730	03/01/29	3,920,777
748,101	Mermaid Bidco, Inc.(b)	TSFR3M + 3.250%	6.9110	07/02/31	734,074

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 84.4% (Continued)
	SOFTWARE — 15.0% (Continued)
594,000	Metropolis Technologies, Inc.(b)	TSFR1M + 5.250%	8.9800	10/20/32	$588,431
227,000	Mitchell International, Inc.(b)	TSFR1M + 3.000%	6.6710	06/17/31	217,222
2,911,149	Mitchell International, Inc.(b)	TSFR1M + 3.000%	6.6710	06/17/31	2,785,751
2,311,391	Mitchell International, Inc.(b)	TSFR1M + 5.250%	8.9230	06/07/32	2,093,982
3,082,300	Modena Buyer, LLC(b)	TSFR1M + 4.500%	7.9170	04/21/31	2,777,060
1,649,551	PointClickCare Technologies, Inc.(b)	TSFR1M + 2.750%	6.4220	11/03/31	1,642,853
6,655,684	Project Alpha Intermediate Holding, Inc.(b)	TSFR1M + 3.250%	6.9220	10/28/30	5,073,461
1,235,398	Project Sky Merger Sub, Inc.(b)	TSFR1M + 6.000%	9.7730	08/10/29	961,553
4,009	Proofpoint, Inc.(b)	TSFR3M + 3.000%	6.6720	08/31/28	3,887
795,412	RealPage, Inc.(b)	TSFR1M + 3.250%	6.9340	02/18/28	763,818
898,232	RealPage, Inc.(b)	TSFR1M + 3.750%	7.4220	04/24/28	874,770
2,091,007	Red Planet Borrower, LLC(b)	TSFR1M + 4.000%	7.6730	08/09/32	2,049,710
3,429,408	Rocket Software, Inc.(b)	TSFR1M + 4.750%	7.4230	11/28/28	3,297,238
1,014,837	Starlight Parent, LLC(b)	TSFR1M + 4.000%	7.7010	03/15/32	865,148
2,802,817	Storable, Inc.(b)	TSFR1M + 3.250%	6.9230	04/17/31	2,697,011
5,616,738	UKG, Inc.(b)	TSFR3M + 2.500%	6.1670	02/10/31	5,374,881
1,067,538	Zelis Payments Buyer, Inc.(b)	TSFR1M + 2.750%	6.4230	09/28/29	1,036,360
5,651,234	Zelis Payments Buyer, Inc.(b)	TSFR1M + 3.250%	6.9230	10/27/31	5,482,403
					113,379,466
	SPECIALTY FINANCE — 0.9%
4,415,935	Apex Group Treasury, LLC(b)	TSFR1M + 3.500%	7.1660	02/20/32	4,036,894
900,000	Orion Advisor Solutions, Inc.(b)	TSFR1M + 2.750%	6.4210	09/09/30	885,753
1,582,118	Orion US Finco(b)	TSFR1M + 3.500%	7.1500	05/20/32	1,569,263
					6,491,910
	TECHNOLOGY HARDWARE — 0.8%
4,000,767	Bingo Holdings I, LLC(b)	TSFR1M + 4.750%	8.4220	06/14/32	3,907,629
1,865,728	Pitney Bowes, Inc.(b)	TSFR1M + 3.750%	7.4220	02/02/32	1,856,400
					5,764,029
	TECHNOLOGY SERVICES — 3.2%
1,539,416	Access CIG, LLC(b)	TSFR1M + 4.000%	7.6730	08/19/30	1,399,583
351,347	Ahead DB Holdings, LLC(b)	TSFR3M + 2.750%	6.6510	02/03/31	346,681
2,009,397	Blackhawk Network Holdings, Inc.(b)	TSFR1M + 3.500%	7.1730	03/12/29	1,986,540
2,390,262	CoreLogic, Inc.(b)	TSFR1M + 3.615%	7.2870	06/02/28	2,291,676
3,544,376	Fortress Intermediate 3, Inc.(b)	TSFR1M + 3.000%	6.6750	06/27/31	3,522,223

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 84.4% (Continued)
	TECHNOLOGY SERVICES — 3.2% (Continued)
2,415,549	ION Platform Finance US, Inc.(b)	TSFR1M + 3.750%	7.4220	09/30/32	$1,954,577
5,467,150	Kaseya, Inc.(b)	TSFR1M + 3.250%	6.6730	03/08/32	5,121,408
1,718,654	Neon Maple US Debt Mergersub, Inc.(b)	TSFR1M + 2.750%	6.1720	11/17/31	1,686,429
3,500,000	Neptune Bidco US, Inc.(b)	TSFR3M + 5.000%	8.7600	01/28/33	3,346,000
2,189,524	Trio Bidco, Inc.(b)	TSFR1M + 4.000%	7.6720	10/08/32	2,127,495
230,476	Trio Bidco, Inc.(b),(d)	TSFR1M + 4.000%	8.1650	10/08/32	223,947
					24,006,559
	TELECOMMUNICATIONS — 1.0%
3,107,901	Crown Subsea Communications Holding, Inc.(b)	TSFR1M + 3.000%	6.6730	01/30/31	3,121,498
1,499,375	Intrado Corporation(b)	TSFR1M + 3.000%	8.8090	01/25/30	1,449,521
3,279,996	QualityTech, L.P.(b)	TSFR1M + 3.500%	7.1820	11/04/31	3,275,896
					7,846,915
	TRANSPORTATION & LOGISTICS — 3.1%
273,930	AAdvantage Loyalty IP Ltd.(b)	TSFR3M + 2.750%	6.3890	05/28/32	271,910
3,698,853	Beacon Mobility Corporation(b)	TSFR1M + 2.750%	6.4180	08/06/30	3,708,692
182,371	Beacon Mobility Corporation(b),(d)	TSFR1M + 2.750%	6.4180	08/06/30	182,856
116,005	First Student Bidco, Inc.(b)	TSFR1M + 2.250%	5.9230	08/15/30	115,776
633,995	First Student Bidco, Inc.(b)	TSFR1M + 2.250%	5.9270	08/15/30	632,739
5,726,625	JetBlue Airways Corporation(b)	TSFR1M + 5.500%	8.4450	08/13/29	5,265,632
1,487,561	Rand Parent, LLC(b)	TSFR3M + 3.000%	6.6720	03/18/30	1,487,613
2,332,906	Savage Enterprises, LLC(b)	TSFR1M + 2.500%	6.1750	08/04/32	2,336,195
992,519	Swissport Stratosphere Usa, LLC(b)	TSFR1M + 2.750%	6.4280	04/25/31	990,037
8,648,133	WestJet Loyalty, L.P.(b)	TSFR3M + 2.750%	6.4180	02/14/31	8,424,234
					23,415,684
	TOTAL TERM LOANS (Cost $650,560,101)				634,437,811

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 5.3%
	MONEY MARKET FUNDS - 5.3%
39,454,491	First American Treasury Obligations Fund, Class X, 3.58% (Cost $39,454,491)(c)	$39,454,491

	TOTAL INVESTMENTS - 103.4% (Cost $795,195,160)	$776,773,191
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.4)%	(25,827,141)
	NET ASSETS - 100.0%	$750,946,050

CLO	- Collateralized Loan Obligation

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	Secured Overnight Financing Rate 1 Month

TSFR3M	Secured Overnight Financing Rate 3 Month

TSFR6M	Secured Overnight Financing Rate 6 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026 the total market value of 144A securities is 65,205,052 or 8.7% of net assets.

(b)	Variable rate security; the rate shown represents the rate on December 31, 2025.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.

(d)	This investment or portion thereof was not funded as of March 31, 2026. The Fund had $3,551,779 at par value in unfunded commitments as of March 31, 2026.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 4.1%
	ASSET MANAGEMENT — 2.5%
40,000	CION Investment Corporation(a)	7.5000	03/31/31	$976,000
80,000	Saratoga Investment Corporation	7.5000	02/06/31	1,996,000
				2,972,000
	SPECIALTY FINANCE — 1.6%
80,000	Rithm Capital Corporation	8.7500	Perpetual	1,915,200

	TOTAL PREFERRED STOCKS (Cost $4,987,200)			4,887,200

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 6.2%
	INTERNET MEDIA & SERVICES — 0.2%
200,000	Lyft, Inc.	0.6250	03/01/29	202,977

	MEDICAL EQUIPMENT & DEVICES — 0.6%
700,000	Alphatec Holdings, Inc.	0.7500	03/15/30	720,090

	RETAIL - CONSUMER STAPLES — 0.2%
300,000	Hims & Hers Health, Inc.(a),(b)	0.0000	05/15/30	225,213

	RETAIL - DISCRETIONARY — 0.2%
200,000	GameStop Corporation(a),(b)	0.0000	06/15/32	206,800

	SOFTWARE — 3.9%
200,000	BlackLine, Inc.	1.0000	06/01/29	188,450
4,000,000	Nebius Group N.V.(a)	2.7500	09/15/32	4,186,001
200,000	Nutanix, Inc.	0.5000	12/15/29	180,901
				4,555,352
	TECHNOLOGY SERVICES — 1.1%
200,000	Euronet Worldwide, Inc.(a)	0.6250	10/01/30	174,375
500,000	MARA Holdings, Inc.(b)	0.0000	06/01/31	460,750

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 6.2% (Continued)
	TECHNOLOGY SERVICES — 1.1% (Continued)
550,000	Riot Platforms, Inc.	0.7500	01/15/30	$633,875
				1,269,000

	TOTAL CONVERTIBLE BONDS (Cost $7,298,697)			7,179,432

	CORPORATE BONDS — 82.4%
	ASSET MANAGEMENT — 7.6%
6,000,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation(a)	10.0000	11/15/29	5,918,360
3,528,000	Prospect Capital Corporation	3.4370	10/15/28	3,089,556
				9,007,916
	AUTOMOTIVE — 1.2%
1,500,000	Cooper-Standard Automotive, Inc.(a)	9.2500	03/01/31	1,424,475

	BIOTECH & PHARMA — 7.6%
5,500,000	1261229 BC Ltd.(a)	10.0000	04/15/32	5,628,565
3,250,000	Harrow, Inc.(a)	8.6250	09/15/30	3,288,854
				8,917,419
	ENTERTAINMENT CONTENT — 6.2%
6,132,000	AMC Networks, Inc.(a)	10.5000	07/15/32	6,058,678
1,250,000	Univision Communications, Inc.(a)	9.3750	08/01/32	1,286,519
				7,345,197
	HEALTH CARE FACILITIES & SERVICES — 0.9%
1,000,000	CHS/Community Health Systems, Inc.(a)	9.7500	01/15/34	1,039,566

	HOME CONSTRUCTION — 2.9%
3,500,000	K Hovnanian Enterprises, Inc.(a)	8.3750	10/01/33	3,464,202

	INDUSTRIAL INTERMEDIATE PROD — 2.4%
2,700,000	Park-Ohio Industries, Inc.(a)	8.5000	08/01/30	2,769,238

	INTERNET MEDIA & SERVICES — 3.8%
5,000,000	Getty Images, Inc.(a)	10.5000	11/15/30	4,488,913

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 82.4% (Continued)
	LEISURE FACILITIES & SERVICES — 5.1%
1,550,000	Full House Resorts, Inc.(a)	8.2500	02/15/28	$1,414,375
550,000	Odeon Finco PLC(a)	12.7500	11/01/27	568,177
4,000,000	Six Flags Entertainment Corporation’s Wonderland/Millennium Operations, LLC(a)	8.6250	01/15/32	4,012,134
				5,994,686
	METALS & MINING — 4.0%
4,750,000	Nickel Industries Ltd.(a)	9.0000	09/30/30	4,759,112

	OIL & GAS SERVICES & EQUIPMENT — 0.2%
250,000	Transocean, Inc.(a)	8.5000	05/15/31	262,295

	PUBLISHING & BROADCASTING — 0.2%
224,000	Gray Media, Inc.(a)	10.5000	07/15/29	238,096

	REAL ESTATE INVESTMENT TRUSTS — 5.1%
6,000,000	MPT Operating Partnership, L.P. / MPT Finance Corporation	3.5000	03/15/31	3,914,685
2,000,000	Uniti Group, L.P. / Uniti Group Finance 2019, Inc. / CSL Capital, LLC(a)	8.6250	06/15/32	2,038,669
				5,953,354
	RETAIL - DISCRETIONARY — 5.1%
1,065,000	Bed Bath & Beyond, Inc.(c)	5.1650	08/01/44	6,427
5,250,000	Hertz Corporation (The)(a)	12.6250	07/15/29	4,582,226
1,283,000	Kohl’s Corporation	5.5500	07/17/45	730,558
1,075,000	Nordstrom, Inc.	5.0000	01/15/44	717,770
				6,036,981
	SOFTWARE — 8.5%
6,098,000	CoreWeave, Inc.(a)	9.0000	02/01/31	5,861,490
5,750,000	Pagaya US Holdings Company, LLC(a)	8.8750	08/01/30	4,123,726
				9,985,216
	SPECIALTY FINANCE — 9.2%
4,097,000	Arbor Realty SR, Inc.(a)	8.5000	12/15/28	4,029,771
4,750,000	Atlanticus Holdings Corporation(a)	9.7500	09/01/30	4,267,937
500,000	Enova International, Inc.(a)	9.1250	08/01/29	511,353
2,000,000	Velocity Commercial Capital, LLC(a)	9.3750	02/15/31	2,000,911
				10,809,972

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 82.4% (Continued)
	TECHNOLOGY HARDWARE — 0.0%
8,669,000	ENERGY CONVERSION DEVICES INC(a),(b),(c),(d),(e)	0.0000	12/15/49	$—

	TECHNOLOGY SERVICES — 3.1%
4,298,000	Unisys Corporation(a)	10.6250	01/15/31	3,702,089

	TELECOMMUNICATIONS — 7.3%
3,750,000	APLD ComputeCo, LLC(a)	9.2500	12/15/30	3,869,708
4,500,000	Level 3 Financing, Inc.(a)	8.5000	01/15/36	4,698,719
				8,568,427
	TRANSPORTATION & LOGISTICS — 2.0%
2,500,000	JetBlue Airways Corp / JetBlue Loyalty, L.P.(a)	9.8750	09/20/31	2,367,333

	TOTAL CORPORATE BONDS (Cost $106,193,330)			97,134,487

Shares
	SHORT-TERM INVESTMENTS — 5.5%
	MONEY MARKET FUNDS - 5.5%
6,538,878	First American Treasury Obligations Fund, Class X, 3.58% (Cost $6,538,878)(f)			6,538,878

	TOTAL INVESTMENTS - 98.2% (Cost $125,018,105)			$115,739,997
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%			2,130,830
	NET ASSETS - 100.0%			$117,870,827

LLC	- Limited Liability Company

L.P.	- Limited Partnership

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026 the total market value of 144A securities is 94,443,880 or 80.1% of net assets.

(b)	Zero coupon bond.

(c)	Represents issuer in default on interest payments; non-income producing security.

(d)	Illiquid security. The total fair value of these securities as of March 31, 2026, was $0, representing 0% of net assets.

(e)	The value of this security has been determined using significant unobservable inputs in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(f)	Rate disclosed is the seven day effective yield as of March 31, 2026.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 50.7%
	ASSET MANAGEMENT - 31.9%
1,000	Apollo Global Management, Inc.	$111,420
10,500	Ares Capital Corporation	189,210
4,000	Blackstone Secured Lending Fund(a)	94,760
8,700	Blue Owl Capital Corporation(a)	96,222
39,034	Blue Owl Capital, Inc.(a)	356,380
49,000	Capital Southwest Corporation(a)	1,083,879
11,000	Carlyle Group, Inc. (The)	532,290
7,087	Carlyle Secured Lending, Inc.(a)	77,532
14,600	CION Investment Corporation	99,864
15,000	Crescent Capital BDC, Inc.(a)	182,250
40,565	Hercules Capital, Inc.(a)	599,145
12,128	Main Street Capital Corporation(a)	642,299
12,000	New Mountain Finance Corporation(a)	93,120
3,363	Palmer Square Capital BDC, Inc.	32,857
200,742	Prospect Capital Corporation(a)	523,937
14,000	Runway Growth Finance Corporation	96,180
42,466	SuRo Capital Corporation	454,811
3,400	TPG, Inc.	137,734
70,337	Trinity Capital, Inc.(a)	1,034,657
		6,438,547
	AUTOMOTIVE - 0.4%
6,200	Ford Motor Company	71,548

	OIL & GAS PRODUCERS - 5.2%
33,782	SM Energy Company	1,053,323

	REAL ESTATE INVESTMENT TRUSTS - 11.9%
26,000	Advanced Flower Capital, Inc.(a)	73,320
1,200	American Tower Corporation, Class A	207,096
600	Extra Space Storage, Inc.	78,678
2,947	Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	108,302
4,890	Innovative Industrial Properties, Inc.(a)	245,282

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares				Fair Value
	COMMON STOCKS — 50.7% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 11.9% (Continued)
34,477	NexPoint Diversified Real Estate Trust			$161,008
54,106	Rithm Capital Corporation			512,925
37,475	VICI Properties, Inc.			1,023,817
				2,410,428
	RETAIL - DISCRETIONARY - 0.9%
1,000	Dick’s Sporting Goods, Inc.(a)			198,290

	TRANSPORTATION & LOGISTICS - 0.4%
700	Copa Holdings S.A., Class A			79,527

	TOTAL COMMON STOCKS (Cost $12,044,047)			10,251,663

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 9.4%
	INTERNET MEDIA & SERVICES — 4.0%
850,000	Lyft, Inc.(b),(c)	0.0000	09/15/30	801,485

	RETAIL - CONSUMER STAPLES — 0.7%
200,000	Hims & Hers Health, Inc.(b),(c)	0.0000	05/15/30	150,142

	SOFTWARE — 1.6%
300,000	Nebius Group N.V.(b)	2.7500	09/15/32	313,950

	TECHNOLOGY SERVICES — 3.1%
550,000	Riot Platforms, Inc.	0.7500	01/15/30	633,876

	TOTAL CONVERTIBLE BONDS (Cost $2,119,750)			1,899,453

	CORPORATE BONDS — 31.8%
	ASSET MANAGEMENT — 1.2%
250,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation(b)	10.0000	11/15/29	246,598

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.8% (Continued)
	ENTERTAINMENT CONTENT — 0.8%
150,000	Univision Communications, Inc.(b)	9.3750	08/01/32	$154,382

	LEISURE FACILITIES & SERVICES — 4.9%
500,000	Full House Resorts, Inc.(b)	8.2500	02/15/28	456,250
515,000	Odeon Finco PLC(b)	12.7500	11/01/27	532,020
				988,270
	OIL & GAS SERVICES & EQUIPMENT — 4.5%
953,000	Transocean, Inc.	6.8000	03/15/38	915,799

	RETAIL - DISCRETIONARY — 9.3%
373,000	Bed Bath & Beyond, Inc.(d)	5.1650	08/01/44	2,251
40,017	Carvana Company(b)	9.0000	06/01/31	43,300
1,750,000	Hertz Corporation (The)(b)	12.6250	07/15/29	1,527,408
528,000	Kohl’s Corporation	5.5500	07/17/45	300,651
				1,873,610
	SOFTWARE — 6.3%
500,000	CoreWeave, Inc.(b)	9.0000	02/01/31	480,608
1,100,000	Pagaya US Holdings Company, LLC(b)	8.8750	08/01/30	788,886
				1,269,494
	SPECIALTY FINANCE — 2.9%
600,000	Arbor Realty SR, Inc.(b)	8.5000	12/15/28	590,155

	TECHNOLOGY HARDWARE — 0.0%
5,543,000	Energy Conversion Devices, Inc.(b),(c),(d),(e),(f)	0.0000	12/15/49	—

	TECHNOLOGY SERVICES — 0.6%
150,000	Unisys Corporation(b)	10.6250	01/15/31	129,203

	TELECOMMUNICATIONS — 1.3%
250,000	APLD ComputeCo, LLC(b)	9.2500	12/15/30	257,981

	TOTAL CORPORATE BONDS (Cost $8,804,194)			6,425,492

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 33.2%
	COLLATERAL FOR SECURITIES LOANED - 26.1%
5,265,814	Mount Vernon Liquid Assets Portfolio, Class X, 3.74% (Cost $5,265,814)(g),(h)	$5,265,814

	MONEY MARKET FUNDS - 7.1%
1,439,413	First American Treasury Obligations Fund, Class X, 3.58% (Cost $1,439,413)(h)	$1,439,413

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,705,227)	6,705,227

	TOTAL INVESTMENTS – 125.1% (Cost $29,673,218)	$25,281,835
	LIABILITIES IN EXCESS OF OTHER ASSETS – (25.1)%	(5,071,712)
	NET ASSETS - 100.0%	$20,210,123

BDC	- Business Development Company

LLC	- Limited Liability Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

S.A.	- Société Anonyme

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2026 was $5,211,671.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026 the total market value of 144A securities is 6,472,368 or 32.0% of net assets.

(c)	Zero coupon bond.

(d)	Represents issuer in default on interest payments; non-income producing security.

(e)	Illiquid security. The total fair value of these securities as of March 31, 2026 was $0, representing 0% of net assets.

(f)	The value of this security has been determined using significant unobservable inputs in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(g)	Security was purchased with cash received as collateral for securities on loan at March 31, 2026. Total collateral had a value of $5,265,814 at December 31, 2025

(h)	Rate disclosed is the seven day effective yield as of March 31, 2026.

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 92.8%
	FIXED INCOME - 92.8%
82,764	iShares 1-5 Year Investment Grade Corporate Bond	$4,350,076
119,165	PGIM Ultra Short Bond ETF	5,898,668
81,223	Vanguard Short-Term Corporate Bond ETF(a)	6,438,547
		16,687,291

	TOTAL EXCHANGE-TRADED FUNDS (Cost $16,884,583)	16,687,291

	SHORT-TERM INVESTMENTS — 2.2%
	MONEY MARKET FUNDS - 2.2%
388,747	First American Treasury Obligations Fund, Class X, 3.58% (Cost $388,747)(b)	388,747

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 12.1%
	CALL OPTIONS PURCHASED - 9.0%
30	SPDR S&P 500 ETF Trust	IB	06/18/2026	$560	$1,680,000	$301,635
50	SPDR S&P 500 ETF Trust	IB	06/18/2026	600	3,000,000	327,925
70	SPDR S&P 500 ETF Trust	IB	09/18/2026	635	4,445,000	370,720
70	SPDR S&P 500 ETF Trust	IB	01/15/2027	680	4,760,000	275,765
60	State Street SPDR S&P 500 ETF Trust	IB	03/19/2027	660	3,960,000	349,050
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,621,454)					1,625,095

	PUT OPTIONS PURCHASED - 3.1%
30	SPDR S&P 500 ETF Trust	IB	06/18/2026	$515	$1,545,000	$9,180
50	SPDR S&P 500 ETF Trust	IB	06/18/2026	540	2,700,000	21,075
70	SPDR S&P 500 ETF Trust	IB	09/18/2026	585	4,095,000	113,960
70	SPDR S&P 500 ETF Trust	IB	01/15/2027	620	4,340,000	228,655
60	State Street SPDR S&P 500 ETF Trust	IB	03/19/2027	595	3,570,000	176,250
	TOTAL PUT OPTIONS PURCHASED (Cost - $704,194)					549,120

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $2,325,648)					2,174,215

	TOTAL INVESTMENTS - 107.1% (Cost $19,598,978)					$19,250,253
	CALL OPTIONS WRITTEN - (2.2)% (Premiums received - $454,217)					(394,775)
	PUT OPTIONS WRITTEN - (5.3)% (Premiums received - $1,146,242)					(950,730)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%					75,761
	NET ASSETS - 100.0%					$17,980,509

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (7.5)%
	CALL OPTIONS WRITTEN - (2.2)%
30	SPDR S&P 500 ETF Trust	IB	06/18/2026	$635	$1,905,000	$116,445
50	SPDR S&P 500 ETF Trust	IB	06/18/2026	675	3,375,000	68,800
70	SPDR S&P 500 ETF Trust	IB	09/18/2026	715	5,005,000	70,490
70	SPDR S&P 500 ETF Trust	IB	01/15/2027	775	5,425,000	37,520
60	State Street SPDR S&P 500 ETF Trust	IB	03/19/2027	745	4,470,000	101,520
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $454,217)					394,775

	PUT OPTIONS WRITTEN - (5.3)%
30	SPDR S&P 500 ETF Trust	IB	06/18/2026	$560	$1,680,000	$16,815
50	SPDR S&P 500 ETF Trust	IB	06/18/2026	600	3,000,000	52,425
70	SPDR S&P 500 ETF Trust	IB	09/18/2026	635	4,445,000	198,905
70	SPDR S&P 500 ETF Trust	IB	01/15/2027	680	4,760,000	382,795
60	State Street SPDR S&P 500 ETF Trust	IB	03/19/2027	660	3,960,000	299,790
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $1,146,242)					950,730

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $1,600,459)					$1,345,505

ETF	- Exchange-Traded Fund

IB	- Interactive Brokers

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is segregated as collateral for options written.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 57.9%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 11.9%
110,377	Alternative Loan Trust Series 2005-3CB 2A1		5.0000	03/25/35	$101,446
32,902	Banc of America Funding Trust Series 2006-J 2A3(a)		4.3440	01/20/47	28,629
7,928	Banc of America Mortgage Trust Series 2005-G 4A2(a)		3.4820	08/25/35	7,101
394,960	Bear Stearns ALT-A Trust Series 2005-5 24A1(a)		4.6170	07/25/35	268,626
36,619	Bear Stearns ARM Trust Series 2004-7 1A1(a),(g)		0.0000	10/25/34	28,250
76,625	ChaseFlex Trust Series 2006-1 A4(a)		6.3000	06/25/36	66,029
60,004	CHL Mortgage Pass-Through Trust Series 2005-HYB2 1A4(a)		5.0820	05/20/35	58,639
278,432	CHL Mortgage Pass-Through Trust Series 2006-HYB2 1A1(a)		5.0850	04/20/36	248,847
167,192	Citigroup Mortgage Loan Trust, Inc. Series 2007-6 1A1A(a)		4.5500	03/25/37	146,857
17,752	CSMC Mortgage-Backed Trust Series 2007-5 8A2		6.0000	09/01/26	17,663
35,571	First Horizon Alternative Mortgage Securities Trust Series 2004-AA3 A1(a)		4.7820	09/25/34	35,763
6,609	First Horizon Alternative Mortgage Securities Trust Series 2005-AA6 2A1(a)		5.0380	08/25/35	4,439
76,536	GSMPS Mortgage Loan Trust Series 1998-5 A(a),(b)		4.5730	06/19/27	75,844
117,479	GSMPS Mortgage Loan Trust Series 1999-2 A(a),(b)		8.0000	09/19/27	112,431
27,647	GSR Mortgage Loan Trust Series 2004-6F 1A2		5.0000	05/25/34	27,176
508,489	GSR Mortgage Loan Trust Series 2006-3F 2A5		5.7500	03/25/36	459,138
425,706	HSI Asset Loan Obligation Trust Series 2007-2 3A6		1.4790	09/25/37	132,761
451,828	IndyMac INDA Mortgage Loan Trust Series 2006-AR1 A3(a)		3.4690	08/25/36	346,751
104,147	IndyMac INDX Mortgage Loan Trust Series 2005-AR3 3A1(a)		3.6740	04/25/35	98,109
22,227	JP Morgan Mortgage Trust Series 2006-A2 2A2(a)		5.0700	04/25/36	19,844
8,005	MASTR Adjustable Rate Mortgages Trust Series 2003-5 4A1(a)		2.7310	11/25/33	7,365
351	MASTR Asset Securitization Trust Series 2005-1 1A1(f)		5.0000	Perpetual	202
685,659	Merrill Lynch Alternative Note Asset Trust Series 2007-A2 A3D(c)	TSFR1M + 0.714%	4.3900	03/25/37	22,606
29,975	Morgan Stanley Mortgage Loan Trust Series 2004-5AR 1A1(a)		6.0360	07/25/34	30,837
141,809	Morgan Stanley Mortgage Loan Trust Series 2006-2 2A4		5.7500	02/25/36	133,335
39,136	Prime Mortgage Trust Series 2004-1 1A6		5.2500	08/25/34	38,719
63,847	RALI Series 2006-QS17 Trust Series 2006-QS17 A4		6.0000	12/25/36	53,450
1,260,118	Structured Asset Securities Corporation Series 1998-RF1 A(a),(b)		4.1150	04/15/27	1,258,870
46,611	WaMu Mortgage Pass-Through Certificates Series 2005-AR18 2A1(a)		4.2150	01/25/36	43,995
222,768	Wells Fargo Mortgage Backed Securities Series 2006-7 2A1		6.0000	06/25/36	200,185
					4,073,907
	HOME EQUITY — 4.9%
411,918	Bayview Financial Acquisition Trust Series 2007-A 2A(c)	TSFR1M + 0.639%	4.3130	05/28/37	395,180
927,142	Mastr Asset Backed Securities Trust Series 2003-OPT2 M4(c)	TSFR1M + 5.889%	9.5400	05/25/33	817,185

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 57.9% (Continued)
	HOME EQUITY — 4.9% (Continued)
443,099	Mastr Asset Backed Securities Trust Series 2003-WMC2(c)	TSFR1M + 6.114%	9.7900	08/25/33	$468,280
					1,680,645
	NON AGENCY CMBS — 34.4%
4,565,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 D		3.2360	11/10/48	1,780,387
5,726,000	GS Mortgage Securities Trust Series 2014-GC22 E(b)		0.0000	06/10/47	300,254
1,250,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C32 D(a)		3.9940	11/15/48	77,344
1,500,000	Morgan Stanley Capital I Trust Series 2014-150E A(b)		3.9120	09/09/32	1,390,746
4,388,239	Morgan Stanley Capital I Trust Series 2006-T21 C(a),(b)		5.1360	10/12/52	3,482,445
5,902,991	Starwood Retail Property Trust Series 2014-STAR A(b),(c)	PRIME	6.7400	11/15/27	3,630,222
1,145,000	WFRBS Commercial Mortgage Trust Series 2011-C4 E(a),(b)		4.9600	06/15/44	1,098,519
					11,759,917
	RESIDENTIAL MORTGAGE — 6.7%
2,425,103	Carrington Mortgage Loan Trust Series 2006-FRE2 A2(c)	TSFR1M + 0.234%	3.9100	10/25/36	1,977,795
246,381	Finance America Mortgage Loan Trust Series 2004-3 M4(c)	TSFR1M + 1.380%	3.6700	11/25/34	228,435
59,484	Home Equity Mortgage Loan Asset-Backed Trust Series 2006-D 2A3(c)	TSFR1M + 0.274%	3.9530	11/25/36	55,437
					2,261,667
	TOTAL ASSET BACKED SECURITIES (Cost $28,346,922)				19,776,136

	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 27.7%
57,726	Fannie Mae REMICS Series 2012-126 DI(d)		3.0000	11/25/27	877
2,055,322	Fannie Mae REMICS Series 2010-27 SG(c),(d)	-(SOFR30A+.114%) + 4.886%	1.2240	04/25/40	127,421
2,457,473	Fannie Mae REMICS Series 2011-117 SA(c),(d)	-(SOFR30A+.114%) + 6.436%	2.7740	11/25/41	269,682
2,078,834	Fannie Mae REMICS Series 2012-88 SB(c),(d)	-(SOFR30A+.114%) + 6.556%	2.8940	07/25/42	237,221
630,768	Fannie Mae REMICS Series 2012-126 SJ(c),(d)	-(SOFR30A+.114%) + 4.886%	1.2240	11/25/42	37,061
2,440,610	Fannie Mae REMICS Series 2014-6 SA(c),(d)	-(SOFR30A+.114%) + 6.486%	2.8240	02/25/44	273,471
15,398	Fannie Mae REMICS Series 2017-6 MI(d)		4.0000	08/25/44	525
1,776,293	Fannie Mae REMICS Series 2016-64 SA(c),(d)	-(SOFR30A+.114%) + 5.886%	2.2240	09/25/46	191,645
476,185	Fannie Mae REMICS Series 2017-38 S(c),(d)	-(SOFR30A+.114%) + 6.100%	2.3240	05/25/47	56,334
751,506	Fannie Mae REMICS Series 2017-112 SC(c),(d)	-(SOFR30A+.114%) + 6.150%	2.3740	01/25/48	89,207
10,274,999	Fannie Mae REMICS Series 2018-28 ID(a),(d)		2.3370	05/25/48	846,504

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 27.7% (Continued)
208,006	Fannie Mae REMICS Series 2020-16 SJ(c),(d)	-(SOFR30A+.114%) + 6.050%	2.2740	03/25/50	$19,829
3,040,448	Fannie Mae REMICS Series 2021-56 IM(c),(d)	-0.67 x SOFR30A + 2.200%	0.0000	09/25/51	60,244
17,502,745	Fannie Mae REMICS Series 2021-69 JS(c),(d)	-SOFR30A + 2.550%	0.0000	10/25/51	221,898
9,948,770	Fannie Mae REMICS Series 2021-80 IA(d)		2.0000	11/25/51	1,195,614
60,466	Freddie Mac REMICS Series 4205 AI(d)		2.5000	05/15/28	1,072
4,753,091	Freddie Mac REMICS Series 4639 GS(c),(d)		1.9700	03/15/36	264,887
619,305	Freddie Mac REMICS Series 3852 SW(c),(d)	-(SOFR30A+.114%) + 6.000%	2.2130	05/15/41	62,624
108,850	Freddie Mac REMICS Series 3980 TS(c),(d)	-(SOFR30A+.114%) + 6.500%	2.7130	09/15/41	13,447
549,367	Freddie Mac REMICS Series 4100 JI(d)		3.5000	10/15/41	54,016
5,250,294	Freddie Mac REMICS Series 4239 NI(c),(d)	-5.8333 x (SOFR30A+.114%) + 29.458%	7.3900	07/15/43	949,989
38,217	Freddie Mac REMICS Series 4449 PI(d)		4.0000	11/15/43	2,440
366,564	Freddie Mac REMICS Series 4314 SE(c),(d)	-(SOFR30A+.114%) + 6.050%	2.2630	03/15/44	37,040
280,976	Freddie Mac REMICS Series 4431 ST(c),(d)	-(SOFR30A+.114%) + 5.986%	2.3130	01/15/45	29,740
4,247,615	Freddie Mac REMICS Series 4604 SA(c),(d)	-(SOFR30A+.114%) + 5.986%	2.3130	08/15/46	410,809
16,766,009	Freddie Mac REMICS Series 5090 SA(c),(d)	-SOFR30A + 1.550%	0.0000	03/25/51	117,588
12,985,916	Freddie Mac REMICS Series 5177 AS(c),(d)	-SOFR30A + 3.150%	0.0000	12/25/51	102,197
30,086	Government National Mortgage Association Series 2014-118 AI(d)		3.5000	05/16/40	121
8,620,783	Government National Mortgage Association Series 2011-99 DS(c),(d)	-(TSFR1M+.114%) + 5.986%	2.3130	07/16/41	835,649
1,941,027	Government National Mortgage Association Series 2011-100 SA(c),(d)	-(TSFR1M+.114%) + 5.336%	1.6600	07/20/41	168,627
1,402,923	Government National Mortgage Association Series 2015-3 DS(c),(d)	-(TSFR1M+.114%) + 5.486%	1.8100	11/20/41	16,354
138,189	Government National Mortgage Association Series 2012-36 QS(c),(d)	-(TSFR1M+.114%) + 6.506%	2.8300	03/20/42	12,097
1,281,259	Government National Mortgage Association Series 2014-3 SE(c),(d)	-(TSFR1M+.114%) + 6.036%	2.3630	01/16/44	130,953
1,854,456	Government National Mortgage Association Series 2014-36 SY(c),(d)	-(TSFR1M+.114%) + 6.086%	2.4130	03/16/44	188,326
1,960,637	Government National Mortgage Association Series 2014-133 SA(c),(d)	-(TSFR1M+.114%) + 6.136%	2.4630	09/16/44	173,821
1,443,585	Government National Mortgage Association Series 2019-22 SA(c),(d)	-(TSFR1M+.114%) + 5.486%	1.8100	02/20/45	121,391
175,107	Government National Mortgage Association Series 2016-1 ST(c),(d)	-(TSFR1M+.114%) + 6.086%	2.4100	01/20/46	19,640
1,764,749	Government National Mortgage Association Series 2018-120 JS(c),(d)	-(TSFR1M+.114%) + 6.086%	2.4100	09/20/48	191,512

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 27.7% (Continued)
2,820,570	Government National Mortgage Association Series 2018-154 HS(c),(d)	-(TSFR1M+.114%) + 6.086%	2.4100	11/20/48	$299,710
9,235,701	Government National Mortgage Association Series 2019-20 ES(c),(d)	-(TSFR1M+.114%) + 3.676%	0.0000	02/20/49	154,037
17,565,465	Government National Mortgage Association Series 2019-112 AS(c),(d)	-(TSFR1M+.114%) + 3.296%	0.0000	09/20/49	216,726
12,783,322	Government National Mortgage Association Series 2022-22 PS(c),(d)	-SOFR30A + 3.650%	0.0000	08/20/51	261,131
15,031,786	Government National Mortgage Association Series 2022-93 AS(c),(d)	-SOFR30A + 4.150%	0.4770	05/20/52	515,163
34,920,219	Government National Mortgage Association Series 2022-121 SA(c),(d)	-SOFR30A + 3.690%	0.0170	07/20/52	463,482
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $13,467,898)				9,442,122

Shares
	SHORT-TERM INVESTMENTS — 14.0%
	MONEY MARKET FUNDS - 14.0%
4,768,012	First American Treasury Obligations Fund, Class X, 3.58% (Cost $4,768,012)(e)				4,768,012

	TOTAL INVESTMENTS - 99.6% (Cost $46,582,832)				$33,986,270
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%				145,900
	NET ASSETS - 100.0%				$34,132,170

PRIME	- Prime Rate by Country United States

REMIC	- Real Estate Mortgage Investment Conduit

SOFR30A	- United States 30 Day Average SOFR Secured Overnight Financing Rate

TSFR1M	- Secured Overnight Financing Rate 1 Month

(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026 the total market value of 144A securities is 11,349,331 or 33.3% of net assets.

(c)	Variable rate security; the rate shown represents the rate on March 31, 2026.

(d)	Interest only securities.

(e)	Rate disclosed is the seven day effective yield as of March 31, 2026.

(f)	Maturity is not determined on this security, maturity will occur based on the maturity of the underlying bonds.

(g)	Zero coupon bond.